UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
19,467,726	AZL Enhanced Bond Index Fund	$215,702,410
3,861,070	AZL International Index Fund	54,132,201
1,565,067	AZL Mid Cap Index Fund	34,243,656
7,982,671	AZL S&P 500 Index Fund, Class 2	115,030,287
1,305,332	AZL Small Cap Stock Index Fund	18,039,683

Total Affiliated Investment Companies (Cost $355,163,368)		437,148,237

Total Investment Securities (Cost $355,163,368)(a) - 100.0%		437,148,237
Net other assets (liabilities) - 0.0%		8,388

Net Assets - 100.0%		$437,156,625

Percentages indicated are based on net assets as of March 31, 2016.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
8,010,230	AZL DFA Emerging Markets Core Equity Fund	$65,523,678
46,902,391	AZL DFA Five-Year Global Fixed Income Fund	475,121,220
9,841,944	AZL DFA International Core Equity Fund	87,494,881
48,666,619	AZL DFA U.S. Core Equity Fund	468,659,542
13,547,341	AZL DFA U.S. Small Cap Fund	126,667,637

Total Affiliated Investment Companies (Cost $1,268,298,608)		1,223,466,958

Total Investment Securities (Cost $1,268,298,608)(a) - 100.0%		1,223,466,958
Net other assets (liabilities) - 0.0%		(436,085)

Net Assets - 100.0%		$1,223,030,873

Percentages indicated are based on net assets as of March 31, 2016.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
11,474,830	AZL Enhanced Bond Index Fund	$127,141,119
2,453,380	AZL International Index Fund	34,396,384
981,289	AZL Mid Cap Index Fund	21,470,605
4,483,606	AZL S&P 500 Index Fund, Class 2	64,608,759
849,460	AZL Small Cap Stock Index Fund	11,739,541

Total Affiliated Investment Companies (Cost $243,697,012)		259,356,408

Unaffiliated Investment Companies (1.4%):
1,137,923	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	1,137,923
2,646,109	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	2,646,109

Total Unaffiliated Investment Companies (Cost $3,784,032)		3,784,032

Total Investment Securities (Cost $247,481,044)(b) - 96.2%		263,140,440
Net other assets (liabilities) - 3.8%		10,407,377

Net Assets - 100.0%		$273,547,817

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $10,957,921 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	52	$6,780,313	$(5,284)
S&P 500 Index E-Mini June Futures	Long	6/17/16	66	6,769,950	233,169

Total					$227,885

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (49.7%):
Aerospace & Defense (1.2%):
853	Boeing Co. (The)(a)^	$108,280
762	Dassault Aviation SA(a)	913,782
26,129	European Aeronautic Defence & Space Co. NV(a)	1,733,505
1,444	General Dynamics Corp.(a)	189,698
1,285	Northrop Grumman Corp.(a)	254,302
1,550	Raytheon Co.(a)	190,077
35,869	Safran SA(a)	2,507,644
51,714	Textron, Inc.(a)	1,885,492
11,622	United Technologies Corp.(a)	1,163,362

		8,946,142

Air Freight & Logistics (0.3%):
459	Compania de Distribucion Integral Logista Holdings SA(a)	10,343
12,541	Deutsche Post AG(a)	348,238
11,846	FedEx Corp.(a)	1,927,581
6,497	United Parcel Service, Inc., Class B(a)	685,239

		2,971,401

Airlines (0.7%):
19,662	American Airlines Group, Inc.(a)	806,339
13,284	Delta Air Lines, Inc.(a)	646,665
56,900	Japan Airlines Co., Ltd.(a)	2,083,622
10,392	Southwest Airlines Co.(a)	465,562
29,296	United Continental Holdings, Inc.*(a)^	1,753,658

		5,755,846

Auto Components (1.0%):
21,800	Aisin Sieki Co., Ltd.(a)	820,921
36,800	Bridgestone Corp.(a)	1,371,592
138,683	Cheng Shin Rubber Industry Co., Ltd.(a)	278,657
831	Compagnie Generale des Establissements Michelin SCA, Class B(a)	84,820
21,155	Delphi Automotive plc(a)	1,587,048
36,200	Denso Corp.(a)	1,450,966
1,900	Exedy Corp.(a)	41,892
26,400	Futaba Industrial Co., Ltd.(a)	105,288
2,946	Goodyear Tire & Rubber Co.(a)	97,159
2,082	Hyundai Wia Corp.(a)	191,100
11,400	Koito Manufacturing Co., Ltd.(a)	514,989
2,098	Lear Corp.(a)	233,235
3,100	Stanley Electric Co., Ltd.(a)	69,894
41,600	Sumitomo Electric Industries, Ltd.(a)	505,765
46,200	Toyota Industries Corp.(a)	2,076,083

		9,429,409

Automobiles (1.3%):
5,568	Bayerische Motoren Werke AG (BMW)(a)	511,321
206,000	Brilliance China Automotive Holdings, Ltd.(a)	213,227
108,000	Dongfeng Motor Corp., Series H(a)	134,722
108,122	Ford Motor Co.(a)	1,459,647
80,100	Fuji Heavy Industries, Ltd.(a)	2,820,354
37,500	Honda Motor Co., Ltd.(a)	1,027,832
8,623	Hyundai Motor Co.(a)	1,149,652
54,800	Isuzu Motors, Ltd.(a)	565,560
5,611	Maruti Suzuki India, Ltd.(a)	314,816
5,064	Renault SA(a)	502,401
41,900	Suzuki Motor Corp.(a)	1,120,286
21,200	Toyota Motor Corp.(a)	1,118,203
270	Volkswagen AG(a)	39,164
168,770	Yulon Motor Co., Ltd.(a)	163,734

		11,140,919

Shares		Fair Value
Common Stocks, Continued
Banks (3.4%):
259,471	Bank of America Corp.(a)	$3,508,048
22,000	Bank of Yokohama, Ltd. (The)(a)(b)	100,000
14,969	BNP Paribas SA(a)	750,464
19,000	Chiba Bank, Ltd. (The)(a)	94,668
58,332	Citigroup, Inc.(a)	2,435,361
1,569	Citizens Financial Group, Inc.(a)	32,871
3,984	Fifth Third Bancorp(a)	66,493
50,000	Fukuoka Financial Group, Inc.(a)	162,984
495,913	HSBC Holdings plc(a)	3,072,300
50,913	ING Groep NV(a)	612,980
429,308	Intesa Sanpaolo SpA(a)	1,180,371
48,500	Japan Post Bank Co., Ltd.(a)	596,670
70,636	JPMorgan Chase & Co.(a)	4,183,063
446,558	Lloyds Banking Group plc(a)	433,366
196,600	Mitsubishi UFJ Financial Group, Inc.(a)	910,459
13,000	Shizuoka Bank, Ltd. (The)(a)	93,757
19,300	Sumitomo Mitsui Financial Group, Inc.(a)	584,798
15,276	SunTrust Banks, Inc.(a)	551,158
46,076	Svenska Handelsbanken AB, A Shares(a)	583,016
26,845	Toronto-Dominion Bank (The)(a)	1,158,887
40,164	U.S. Bancorp(a)	1,630,257
87,319	Wells Fargo & Co.(a)	4,222,746
25,932	Westpac Banking Corp.(a)	602,443

		27,567,160

Beverages (1.4%):
5,341	Anheuser-Busch InBev NV(a)	665,698
16,900	Asahi Breweries, Ltd.(a)	525,759
22,942	Coca-Cola Co. (The)(a)	1,064,279
1,525	Coca-Cola Enterprises, Inc.(a)	77,379
1,881	Constellation Brands, Inc., Class A(a)	284,200
8,632	Diageo plc, ADR(a)	931,134
1,028	Dr Pepper Snapple Group, Inc.(a)	91,924
23,412	PepsiCo, Inc.(a)	2,399,262
76,830	SABMiller plc(a)	4,694,378
8,000	Suntory Beverage & Food, Ltd.(a)	359,530

		11,093,543

Biotechnology (0.9%):
14,432	AbbVie, Inc.(a)	824,356
5,685	Alexion Pharmaceuticals, Inc.*(a)	791,466
16,973	Amgen, Inc.(a)	2,544,762
3,347	Anacor Pharmaceuticals, Inc.*(a)	178,897
3,965	Baxalta, Inc.(a)	160,186
2,967	Biogen Idec, Inc.*(a)	772,369
8,213	Celgene Corp.*(a)	822,039
7,249	Gilead Sciences, Inc.(a)	665,893
31,581	Invitae Corp.*(a)^	323,074
557	Regeneron Pharmaceuticals, Inc.*(a)	200,765
5,229	Tesaro, Inc.*(a)^	230,233

		7,514,040

Building Products (0.2%):
12,673	Compagnie de Saint-Gobain SA(a)	556,661
11,900	Daikin Industries, Ltd.(a)	888,989

		1,445,650

Capital Markets (0.6%):
650	Ameriprise Financial, Inc.(a)	61,107

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,551	Bank of New York Mellon Corp. (The)(a)	$167,613
27,345	Charles Schwab Corp. (The)(a)	766,207
37,000	Daiwa Securities Group, Inc.(a)	226,942
8,702	Goldman Sachs Group, Inc. (The)(a)	1,366,040
1,948	Morgan Stanley(a)	48,719
100,800	Nomura Holdings, Inc.(a)	448,758
80,706	UBS Group AG(a)	1,293,135

		4,378,521

Chemicals (1.6%):
3,260	Air Products & Chemicals, Inc.(a)	469,603
24,370	AkzoNobel NV(a)	1,655,700
1,554	Arkema SA(a)	116,250
109,000	Asahi Kasei Corp.(a)	734,842
44,437	Axalta Coating Systems, Ltd.*(a)	1,297,560
7,886	BASF SE(a)	594,520
4,583	Dow Chemical Co. (The)(a)	233,091
10,933	E.I. du Pont de Nemours & Co.(a)	692,278
11,182	Evonik Industries AG(a)	335,157
14,637	FMC Corp.(a)^	590,896
34,700	Hitachi Chemical Co., Ltd.(a)	624,063
35,900	JSR Corp.(a)	514,833
30,900	Kuraray Co., Ltd.(a)	376,897
742	LyondellBasell Industries NV, Class A(a)	63,500
3,177	Monsanto Co.(a)	278,750
21,100	Nitto Denko Corp.(a)	1,172,396
2,136	PPG Industries, Inc.(a)	238,143
35,500	Shin-Etsu Chemical Co., Ltd.(a)	1,836,308
1,766	Syngenta AG(a)	732,274
256,000	Ube Industries, Ltd.(a)	451,379
6,597	Umicore SA(a)	327,482

		13,335,922

Commercial Services & Supplies (0.2%):
33,936	Aggreko plc(a)	522,295
2,086	Cintas Corp.(a)^	187,344
78	Elis SA(a)	1,513
1,600	SECOM Co., Ltd.(a)	118,898
4,000	Sohgo Security Services Co., Ltd.(a)	216,732
12,776	Tyco International plc(a)	469,007

		1,515,789

Communications Equipment (0.6%):
87,508	Cisco Systems, Inc.(a)	2,491,353
23,453	El Towers SpA(a)	1,305,486
3,000	Hitachi Kokusai Electric, Inc.(a)	36,049

		3,832,888

Construction & Engineering (0.3%):
5,000	Chiyoda Corp.(a)	36,542
1,700	ComSys Holdings Corp.(a)	26,204
18,000	JGC Corp.(a)	269,366
6,300	Kinden Corp.(a)	77,226
3,000	Maeda Road Construction Co., Ltd.(a)	49,349
1,000	Nippo Corp.(a)	16,788
84,000	Okumura Corp.(a)	443,076
300	Sho-Bond Holdings Co., Ltd.(a)	11,382
88,000	Toda Corp.(a)	424,069
7,372	Vinci SA(a)	547,327

		1,901,329

Construction Materials (0.1%):
15,007	CRH plc(a)	421,643

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.2%):
2,213	Capital One Financial Corp.(a)	$153,383
6,034	Discover Financial Services(a)	307,251
34,041	Synchrony Financial*(a)	975,615

		1,436,249

Containers & Packaging (0.2%):
3,167	International Paper Co.(a)	129,974
1,561	Sealed Air Corp.(a)	74,944
34,855	WestRock Co.(a)^	1,360,390

		1,565,308

Distributors (0.0%):
2,800	Canon Marketing Japan, Inc.(a)	48,794

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc.(a)	25,905

Diversified Financial Services (0.6%):
9	Berkshire Hathaway, Inc., Class A*(a)	1,921,050
18,787	Berkshire Hathaway, Inc., Class B*(a)	2,665,499
7,519	CME Group, Inc.(a)	722,200
615,711	Delta Topco, Ltd.*(a)(b)(c)	269,681

		5,578,430

Diversified Telecommunication Services (1.5%):
30,114	AT&T, Inc.(a)	1,179,565
116,521	BT Group plc(a)	733,761
84,916	Cellnex Telecom SAU(a)	1,353,286
58,049	Deutsche Telekom AG, Registered Shares(a)	1,041,177
21,122	France Telecom SA(a)	368,998
262,246	Koninklijke (Royal) KPN NV(a)	1,095,433
19,100	Nippon Telegraph & Telephone Corp.(a)	821,363
347,700	Singapore Telecommunications, Ltd.(a)	985,323
32,883	Telecom Italia SpA(a)	28,623
1,069,649	Telecom Italia SpA*(a)^	1,153,218
620,022	Telesites SAB de C.V.*(a)	349,964
39,231	Verizon Communications, Inc.(a)	2,121,613
8,542	Verizon Communications, Inc.(a)	461,695

		11,694,019

Electric Utilities (0.5%):
7,667	American Electric Power Co., Inc.(a)	509,089
35,500	Chubu Electric Power Co., Inc.(a)	494,677
2,346	Edison International(a)	168,654
142,333	Enel SpA(a)	629,852
2,363	Exelon Corp.(a)	84,737
56,466	Iberdrola SA(a)	375,703
7,600	Kansai Electric Power Co., Inc. (The)*(a)	67,165
33,200	Kyushu Electric Power Co., Inc.*(a)	315,844
14,411	NextEra Energy, Inc.(a)	1,705,398

		4,351,119

Electrical Equipment (0.4%):
19,316	Eaton Corp. plc(a)	1,208,409
85,000	GS Yuasa Corp.(a)	363,171
9,898	Legrand SA(a)	553,995
3,000	Mabuchi Motor Co., Ltd.(a)	139,234
141,000	Mitsubishi Electric Corp.(a)	1,476,850
17,419	Prysmian SpA(a)	394,490
1,506	Rockwell Automation, Inc.(a)^	171,308

		4,307,457

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.3%):
21,000	Delta Electronics, Inc.(a)	$92,035
36,188	Fitbit, Inc., Class A*(a)	548,248
500	Keyence Corp.(a)	272,608
15,600	Kyocera Corp.(a)	686,837
2,300	Murata Manufacturing Co., Ltd.(a)	276,320
10,200	Omron Corp.(a)	303,465
1,630	Samsung SDI Co., Ltd.(a)	141,062

		2,320,575

Energy Equipment & Services (0.5%):
1,384	Cameron International Corp.*(a)	92,797
1,698	Helmerich & Payne, Inc.(a)^	99,707
19,523	Ocean Rig UDW, Inc.(a)^	16,015
175,649	SBM Offshore NV*(a)^	2,229,301
24,692	Schlumberger, Ltd.(a)^	1,821,035

		4,258,855

Food & Staples Retailing (0.9%):
19,037	CVS Health Corp.(a)	1,974,707
12,500	FamilyMart Co., Ltd.(a)	649,642
20,838	Kroger Co. (The)(a)	797,054
9,000	Seven & I Holdings Co., Ltd.(a)	382,308
14,799	Walgreens Boots Alliance, Inc.(a)	1,246,668
31,587	Wal-Mart Stores, Inc.(a)	2,163,393
12,750	Whole Foods Market, Inc.(a)^	396,653

		7,610,425

Food Products (1.1%):
24,000	Ajinomoto Co., Inc.(a)	540,610
1,167	Archer-Daniels-Midland Co.(a)	42,374
4,251	Bunge, Ltd.(a)	240,905
11,271	Danone SA(a)	800,009
13,538	Hain Celestial Group, Inc.*(a)^	553,840
2,582	Hershey Co. (The)(a)	237,776
5,784	Kraft Heinz Co. (The)(a)	454,391
34,967	Mondelez International, Inc., Class A(a)	1,402,875
60,704	Nestle SA, Registered Shares(a)	4,534,629
28,589	SLC Agricola SA(a)	127,716
9,329	WhiteWave Foods Co., Class A*(a)^	379,131

		9,314,256

Gas Utilities (0.2%):
15,046	Gas Natural SDG SA(a)^	303,952
27,315	Snam SpA(a)	170,819
328,000	Tokyo Gas Co., Ltd.(a)	1,528,782

		2,003,553

Health Care Equipment & Supplies (0.4%):
39,536	Baxter International, Inc.(a)	1,624,139
16,700	HOYA Corp.(a)	635,000
5,259	Medtronic plc(a)	394,425
1,403	Stryker Corp.(a)^	150,528

		2,804,092

Health Care Providers & Services (1.6%):
22,038	Aetna, Inc.(a)	2,475,969
36,197	Al Noor Hospitals Group plc(a)	464,996
1,904	AmerisourceBergen Corp.(a)	164,791
10,704	Anthem, Inc.(a)	1,487,749
2,323	Cardinal Health, Inc.(a)	190,370
8,976	DaVita, Inc.*(a)	658,659
39,649	Envision Healthcare Holdings, Inc.*(a)	808,840
1,231	HCA Holdings, Inc.*(a)	96,080
383,817	Healthscope, Ltd.(a)	781,045
26,627	Integrated Diagnostics Holdings plc*(a)	130,123
18,528	McKesson Corp.(a)	2,913,528
1,300	Medipal Holdings Corp.(a)	20,576

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
61,358	NMC Health plc(a)	$931,182
613,699	PT Siloam International Hospital Tbk(a)	338,809
7,900	Ship Healthcare Holdings, Inc.(a)	198,636
239,663	Spire Healthcare Group plc(a)	1,230,829
14,786	Surgery Partners, Inc.*(a)	196,062
35,037	Tenet Healthcare Corp.*(a)^	1,013,620
1,859	UnitedHealth Group, Inc.(a)	239,625

		14,341,489

Health Care Technology (0.1%):
4,807	HTG Molecular Diagnostics, Inc.*(a)^	13,796
37,011	Veeva Systems, Inc., Class A*(a)^	926,756

		940,552

Hotels, Restaurants & Leisure (0.2%):
12,960	Accor SA(a)	548,467
836	Chipotle Mexican Grill, Inc.*(a)^	393,731
7,684	Las Vegas Sands Corp.(a)	397,109
1,363	McDonald’s Corp.(a)	171,302
4,740	Sodexo SA(a)	509,554
936	Starbucks Corp.(a)	55,879
1,949	Wyndham Worldwide Corp.(a)	148,962

		2,225,004

Household Durables (0.4%):
4,000	Alpine Electronics, Inc.(a)	44,796
6,081	Berkeley Group Holdings plc (The)(a)	279,888
213,000	Haier Electronics Group Co., Ltd.(a)	370,643
40,700	Nikon Corp.(a)^	622,633
9,199	PulteGroup, Inc.(a)^	172,113
7,200	Rinnai Corp.(a)	635,654
7,251	Whirlpool Corp.(a)	1,307,646

		3,433,373

Household Products (0.6%):
16,055	Colgate-Palmolive Co.(a)	1,134,286
3,296	Kimberly-Clark Corp.(a)	443,345
43,703	Procter & Gamble Co. (The)(a)	3,597,194

		5,174,825

Independent Power and Renewable Electricity Producers (0.1%):
26,868	Calpine Corp.*(a)	407,588
7,800	Electric Power Development Co., Ltd.(a)	243,091
20,291	NextEra Energy Partners LP(a)	551,712
14,235	NRG Energy, Inc.(a)^	185,197
1,851	NRG Yield, Inc., Class A(a)^	25,118
1,837	NRG Yield, Inc., Class C(a)^	26,159

		1,438,865

Industrial Conglomerates (1.2%):
1,009	3M Co., Class B(a)	168,130
151,219	Beijing Enterprises Holdings, Ltd.(a)	827,874
157,646	General Electric Co.(a)	5,011,566
179,900	Keppel Corp., Ltd.(a)	780,248
48,552	Koninklijke Philips Electronics NV(a)	1,378,241
5,123	Siemens AG, Registered Shares(a)	542,898
33,620	Smiths Group plc(a)	516,844

		9,225,801

Insurance (1.7%):
151,400	AIA Group, Ltd.(a)	858,596
25,890	Allstate Corp. (The)(a)	1,744,209

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
33,238	American International Group, Inc.(a)	$1,796,514
24,684	Aviva plc(a)	160,680
58,925	AXA SA(a)	1,385,068
3,088	Axis Capital Holdings, Ltd.(a)	171,260
14,645	Chubb, Ltd.(a)	1,744,952
6,725	Hartford Financial Services Group, Inc. (The)(a)	309,888
74,213	Legal & General Group plc(a)	249,051
2,129	Lincoln National Corp.(a)	83,457
16,889	Marsh & McLennan Cos., Inc.(a)	1,026,682
8,050	MetLife, Inc.(a)	353,717
17,600	MS&AD Insurance Group Holdings, Inc.(a)	490,129
15,700	NKSJ Holdings, Inc.(a)	444,491
1,599	Prudential Financial, Inc.(a)	115,480
44,259	Prudential plc(a)	820,741
1,779	Reinsurance Group of America, Inc.(a)	171,229
42,000	Sony Financial Holdings, Inc.(a)	536,367
16,600	Tokio Marine Holdings, Inc.(a)	560,138
5,009	Travelers Cos., Inc. (The)(a)	584,600
22,774	UnumProvident Corp.(a)	704,172
26,402	XL Group plc(a)	971,594
1,324	Zurich Insurance Group AG(a)	306,028

		15,589,043

Internet & Catalog Retail (0.0%):
48	Amazon.com, Inc.*(a)	28,495
100	Askul Corp.(a)	4,068
1,150	Expedia, Inc.(a)^	123,993

		156,556

Internet Software & Services (2.0%):
17,415	Alibaba Group Holding, Ltd., ADR*(a)^	1,376,308
2,923	Alphabet, Inc., Class A*(a)	2,229,957
8,097	Alphabet, Inc., Class C*(a)	6,031,859
7,900	DeNA Co., Ltd.(a)^	136,052
95,700	Dropbox, Inc.*(a)(b)(c)	1,009,635
19,048	eBay, Inc.*(a)	454,485
31,566	Facebook, Inc., Class A*(a)	3,601,681
9,367	GoDaddy, Inc., Class A*(a)	302,835
5,547	Lookout, Inc.*(a)(b)(c)	53,091
2,196	VeriSign, Inc.*(a)	194,434
76,800	Yahoo! Japan Corp.(a)	326,142
11,990	Yahoo!, Inc.*(a)	441,352

		16,157,831

IT Services (0.8%):
2,021	Accenture plc, Class A(a)	233,223
542	Alliance Data Systems Corp.*(a)	119,240
3,091	Amdocs, Ltd.(a)	186,758
1,998	Atos Origin SA(a)	162,344
2,890	Computer Sciences Corp.(a)	99,387
1,429	Global Payments, Inc.(a)^	93,314
10,829	International Business Machines Corp.(a)	1,640,052
15,431	MasterCard, Inc., Class A(a)	1,458,230
700	NS Solutions Corp.(a)	13,734
3,296	PayPal Holdings, Inc.*(a)	127,226
700	SCSK Corp.(a)	27,314
83	Sopra Steria Group(a)	9,803
23,681	Square, Inc., Class A*(a)^	361,846
30,354	Visa, Inc., Class A(a)	2,321,473
6,135	Worldline SA*(a)	157,864

		7,011,808

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
5,700	Namco Bandai Holdings, Inc.(a)	$124,048
40,300	Sega Sammy Holdings, Inc.(a)	439,243
7,800	Yamaha Corp.(a)	234,870

		798,161

Life Sciences Tools & Services (0.2%):
16,572	Agilent Technologies, Inc.(a)	660,394
6,294	Thermo Fisher Scientific, Inc.(a)	891,168

		1,551,562

Machinery (0.6%):
5,161	Caterpillar, Inc.(a)	395,023
4,015	CNH Industrial NV(a)	27,141
19,219	Colfax Corp.*(a)^	549,471
708	Dover Corp.(a)^	45,546
2,600	FANUC Corp.(a)	403,759
169,090	Haitian International Holdings, Ltd.(a)	290,001
19,680	Ingersoll-Rand plc(a)	1,220,357
32,100	Komatsu, Ltd.(a)	546,248
43,500	Kubota Corp.(a)	591,856
28,000	Mitsubishi Heavy Industries, Ltd.(a)	103,657
7,500	Nabtesco Corp.(a)	168,276
11,811	PACCAR, Inc.(a)^	645,943
1,100	SMC Corp.(a)	255,354

		5,242,632

Media (1.5%):
49,953	Comcast Corp., Class A(a)	3,051,128
14,584	DISH Network Corp., Class A*(a)	674,656
5,843	Liberty Broadband Corp., Class A*(a)	339,829
13,427	Liberty Broadband Corp., Class C*(a)	778,095
15,032	Liberty Global plc, Class A*(a)	578,732
20,943	Liberty Media Corp.*(a)^	809,028
39,306	Liberty Media Corp., Class C*(a)	1,497,165
44,341	Pearson plc(a)	555,488
15,453	Publicis Groupe SA(a)	1,082,761
121,042	RAI Way SpA(a)	648,551
827	RTL Group(a)	69,996
721	Scripps Networks Interactive, Class A(a)^	47,226
5,332	Time Warner Cable, Inc., Class A(a)	1,091,034
7,378	Time Warner, Inc., Class A(a)	535,274
2,800	TV Asahi Holdings Corp.(a)	50,114
65,481	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	435,181

		12,244,258

Metals & Mining (0.8%):
90,308	Antofagasta plc(a)	604,043
20,590	Barrick Gold Corp., ADR(a)	279,612
46,861	Constellium NV*(a)	243,209
91,809	Eldorado Gold Corp.(a)	288,450
283,551	Glencore International plc(a)	638,078
48,658	Goldcorp, Inc.(a)	789,719
12,700	Nippon Steel Corp.(a)	243,828
4,835	Nucor Corp.(a)^	228,696
64,696	Platinum Group Metals, Ltd.*(a)	245,845
35,396	Platinum Group Metals, Ltd.*(a)	134,105
28,816	Rio Tinto plc(a)	813,023
23,144	Southern Copper Corp.(a)^	641,320
20,242	Steel Dynamics, Inc.(a)	455,647
74,817	Tahoe Resources, Inc.(a)	750,129
400	Yamato Kogyo Co., Ltd.(a)	8,680

		6,364,384

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.1%):
10,739	Target Corp.(a)	$883,605

Multi-Utilities (0.4%):
8,358	Dominion Resources, Inc.(a)^	627,853
2,931	DTE Energy Co.(a)	265,724
15,675	E.ON AG(a)	150,411
30,632	Engie Group(a)	474,008
58,859	National Grid plc(a)	833,758
5,656	RWE AG(a)	73,128
8,637	Sempra Energy(a)	898,680
10,118	Veolia Environnement SA(a)	243,479

		3,567,041

Oil, Gas & Consumable Fuels (3.5%):
76,987	Anadarko Petroleum Corp.(a)	3,585,284
105,940	Athabasca Oil Corp.*(a)	84,028
61,539	Cameco Corp.(a)	790,161
65,962	Cenovus Energy, Inc.(a)	858,430
1,244	Chevron Corp.(a)	118,678
156,037	Coal India, Ltd.(a)	687,638
156,897	CONSOL Energy, Inc.(a)^	1,771,367
444,021	Encana Corp.(a)	2,704,087
20,512	EQT Corp.(a)	1,379,637
13,915	Exxon Mobil Corp.(a)	1,163,155
129,100	INPEX Corp.(a)	978,519
28,913	KazMunaiGas Exploration Production JSC, Registered Shares, GDR(a)	215,290
162,214	Marathon Oil Corp.(a)	1,807,063
147,270	Marathon Petroleum Corp.(a)	5,475,498
236,861	Ophir Energy plc*(a)	260,162
9,487	Phillips 66(a)^	821,479
4,751	Pioneer Natural Resources Co.(a)^	668,656
80,753	Reliance Industries, Ltd.(a)	1,274,531
42,710	Statoil ASA(a)^	669,534
18,984	Total SA(a)	863,282
2,323	Total SA, ADR(a)	105,511
3,618	Valero Energy Corp.(a)	232,059
102,387	Whiting Petroleum Corp.*(a)^	817,048
107,096	Williams Cos., Inc. (The)(a)	1,721,033

		29,052,130

Personal Products (0.4%):
4,336	Beiersdorf AG(a)	391,243
24,317	Edgewell Personal Care Co.(a)	1,958,248
39,634	Unilever NV(a)	1,769,939

		4,119,430

Pharmaceuticals (3.5%):
4,091	Allergan plc*(a)	1,096,511
44,200	Astellas Pharma, Inc.(a)	587,533
40,355	AstraZeneca plc(a)	2,252,927
5,618	Bayer AG, Registered Shares(a)	660,130
19,504	Bristol-Myers Squibb Co.(a)	1,245,916
34,798	Catalent, Inc.*(a)^	928,063
5,000	Eisai Co., Ltd.(a)	300,672
21,452	Eli Lilly & Co.(a)	1,544,759
69,781	GlaxoSmithKline plc(a)	1,413,694
32,966	Johnson & Johnson Co.(a)	3,566,920
26,357	Merck & Co., Inc.(a)	1,394,549
37,737	Mylan NV*(a)	1,749,110
17,183	Novartis AG, Registered Shares(a)	1,241,673
6,205	Novo Nordisk A/S, B Shares(a)	335,095
17,900	Otsuka Holdings Co., Ltd.(a)	649,010
138,683	Pfizer, Inc.(a)^	4,110,563
4,507	Recordati SpA(a)	112,738
5,180	Roche Holding AG(a)	1,271,548
23,662	Sanofi-Aventis SA(a)	1,902,661
2,100	Sawai Pharmaceutical Co., Ltd.(a)	131,307

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
16,320	Shire plc(a)	$934,782
479,000	Sino Biopharmaceutical, Ltd.(a)	359,581
34,167	Teva Pharmaceutical Industries, Ltd., ADR(a)	1,828,276

		29,618,018

Professional Services (0.1%):
9,783	Randstad Holding NV(a)	540,012

Real Estate Investment Trusts (REITs) (0.8%):
6,490	Crown Castle International Corp.(a)	561,385
6,149	Equity Residential Property Trust(a)	461,359
447,647	Fibra UNO Amdinistracion SA(a)	1,041,516
8,059	General Growth Properties, Inc.(a)	239,594
6,567	Merlin Properties Socimi SA(a)	76,123
13,748	ProLogis, Inc.(a)	607,387
9,356	Simon Property Group, Inc.(a)	1,943,148
3,768	Unibail-Rodamco SE(a)	1,033,669

		5,964,181

Real Estate Management & Development (1.4%):
31,413	Brookfield Asset Management, Inc., Class A(a)	1,092,858
2,242	Brookfield Asset Management, Inc., Class A(a)	77,985
655,100	CapitaLand, Ltd.(a)	1,491,887
272,000	China Resources Land, Ltd.(a)	698,447
38,000	Daikyo, Inc.(a)	60,290
1,333,500	Global Logistic Properties, Ltd.(a)	1,904,019
87,000	Mitsubishi Estate Co., Ltd.(a)	1,611,810
116,666	Sun Hung Kai Properties, Ltd.(a)	1,427,309
67,467	The St. Joe Co.*(a)^	1,157,059
28,657	Vonovia SE(a)	1,030,884
183,000	Wharf Holdings, Ltd. (The)(a)	1,000,626

		11,553,174

Road & Rail (0.7%):
7,319	Canadian National Railway Co.(a)	457,145
20,975	CSX Corp.(a)	540,106
24,400	East Japan Railway Co.(a)	2,101,144
9,637	Kansas City Southern(a)^	823,482
33,000	Nippon Express Co., Ltd.(a)	150,071
8,700	Seino Holdings Co., Ltd.(a)	93,734
9,467	Union Pacific Corp.(a)	753,100

		4,918,782

Semiconductors & Semiconductor Equipment (1.1%):
12	Broadcom, Ltd.(a)	1,854
34,856	Intel Corp.(a)	1,127,592
1,630	KLA-Tencor Corp.(a)	118,680
76,187	Micron Technology, Inc.*(a)	797,678
5,662	Qorvo, Inc.*(a)^	285,421
48,646	QUALCOMM, Inc.(a)	2,487,755
22,500	ROHM Co., Ltd.(a)	944,817
21,994	SK Hynix, Inc.(a)	541,990
3,132	Skyworks Solutions, Inc.(a)^	243,983
55,200	SUMCO Corp.(a)	347,010
159,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	795,418

		7,692,198

Software (1.7%):
23,890	Activision Blizzard, Inc.(a)^	808,438
1,525	Adobe Systems, Inc.*(a)	143,045
1,768	Check Point Software Technologies, Ltd.*(a)^	154,647
2,228	Electronic Arts, Inc.*(a)^	147,293

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
16,200	Gungho Online Enetertainment, Inc.(a)^	$45,500
1,798	Intuit, Inc.(a)^	187,010
47,879	Microsoft Corp.(a)	2,644,357
11,292	Mobileye NV*(a)^	421,079
8,500	Nexon Co., Ltd.(a)	144,430
7,100	Nintendo Co., Ltd.(a)	1,006,188
67,468	Oracle Corp.(a)	2,760,116
5,600	Trend Micro, Inc.(a)	204,510
68,532	Uber Technologies, Inc.*(a)(b)(c)	3,342,456
15,144	UbiSoft Entertainment SA*(a)	475,102
10,352	VMware, Inc., Class A*(a)	541,513

		13,025,684

Specialty Retail (0.4%):
1,900	Autobacs Seven Co., Ltd.(a)^	32,019
9,686	Bed Bath & Beyond, Inc.*(a)^	480,813
1,550	Home Depot, Inc. (The)(a)	206,817
2,044	Lowe’s Cos., Inc.(a)	154,833
20,000	Sanrio Co., Ltd.(a)^	390,007
800	Shimamura Co., Ltd.(a)	99,513
8,440	Tiffany & Co.(a)^	619,327
14,854	Urban Outfitters, Inc.*(a)^	491,519
7,299	Williams-Sonoma, Inc.(a)	399,547
102,000	Yamada Denki Co., Ltd.(a)^	481,497
229,760	Zhongsheng Group Holdings, Ltd.(a)^	111,258

		3,467,150

Technology Hardware, Storage & Peripherals (1.5%):
87,361	Apple, Inc.(a)	9,521,476
57,521	HP, Inc.(a)	708,659
215,000	NEC Corp.(a)	540,402
37,560	Pure Storage, Inc., Class A*(a)	514,196
29	Samsung Electronics Co., Ltd.(a)	33,269
14,002	Western Digital Corp.(a)^	661,454

		11,979,456

Textiles, Apparel & Luxury Goods (0.1%):
6,484	Burberry Group plc(a)	126,985
6,150	Hugo Boss AG(a)	403,097
10,664	Michael Kors Holdings, Ltd.*(a)	607,421
1,578	Nike, Inc., Class B(a)	97,000

		1,234,503

Tobacco (0.3%):
25,426	Altria Group, Inc.(a)	1,593,193
12,000	Japan Tobacco, Inc.(a)	498,954

		2,092,147

Trading Companies & Distributors (0.4%):
31,700	Mitsubishi Corp.(a)	536,577
58,300	Mitsui & Co., Ltd.(a)	670,586
42,700	Sumitomo Corp.(a)	424,157
11,000	Toyota Tsushu Corp.(a)	248,430
21,107	United Rentals, Inc.*(a)^	1,312,644
27,409	Univar, Inc.*(a)	470,887

		3,663,281

Transportation Infrastructure (0.0%):
1,754	Aeroports de Paris(a)	216,752
6,000	Kamigumi Co., Ltd.(a)	56,337

		273,089

Water Utilities (0.1%):
15,578	American Water Works Co., Inc.(a)^	1,073,792

Wireless Telecommunication Services (0.6%):
30,360	America Movil SAB de C.V., Series L, ADR(a)^	471,490

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
375,531	America Movil SAB de C.V., Series L(a)	$292,185
265,800	Axiata Group Berhad(a)	401,688
35,200	KDDI Corp.(a)	938,321
44,788	Vodafone Group plc, ADR(a)	1,435,455
461,514	Vodafone Group plc(a)	1,470,765

		5,009,904

Total Common Stocks (Cost $403,076,943)		410,192,960

Preferred Stocks (2.1%):
Automobiles (0.1%):
9,133	Volkswagen AG, 4.35%(a)	1,161,414

Banks (0.6%):
26,982	Citigroup Capital XIII, 0.61%(a)^	709,358
15,683	HSBC Holdings plc, Series 2, 1.22%(a)	410,894
23,033	RBS Capital Fund Trust V, Series E, 0.98%(a)^	555,786
27,501	RBS Capital Funding Trust VII, Series G, 1.01%(a)	663,324
15,719	Royal Bank of Scotland Group plc, Series T, ADR(a)	400,049
15,159	U.S. Bancorp, Series F, Series F, 0.88%(a)^	445,978
7,909	U.S. Bancorp, Series G, Series G, 0.91%(a)	208,086
576,000	USB Capital IX, 3.50%(a)	426,240

		3,819,715

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, 1.33%(a)	889,713

Food & Staples Retailing (0.0%):
13,403	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 2.42%(a)	186,225

Health Care Providers & Services (0.2%):
23,692	Anthem, Inc., 5.25%, 5/1/18(a)	1,106,416
143,925	Grand Rounds, Inc., Series C*(a)(b)(c)	366,505

		1,472,921

Internet Software & Services (0.3%):
63,925	Lookout, Inc., Series F*(a)(b)(c)	611,833
116,157	Palantir Technologies, Inc., Series I,* 0.00%, (a)(b)(c)	962,941

		1,574,774

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 0.00%(a)	377,250

Pharmaceuticals (0.4%):
2,159	Allergan plc, Series A, 0.00%(a)	1,984,423
2,178	Teva Pharmaceutical Industries, Ltd., 0.13%(a)	1,925,221

		3,909,644

Real Estate Investment Trusts (REITs) (0.1%):
3,376	American Tower Corp., Series A, 0.00%(a)^	354,902
13,344	Welltower, Inc., Series I, 0.00%(a)	828,662

		1,183,564

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 2.28%(a)	256,464

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Technology Hardware, Storage & Peripherals (0.3%):
2,383	Samsung Electronics Co., Ltd., 1.90%(a)	$2,306,187

Total Preferred Stocks (Cost $17,635,311)		17,137,871

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(a)	85,928

Total Warrant (Cost $–)		85,928

Convertible Preferred Stocks (0.3%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.12%(a)	327,760

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)(c)	1,122,033

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A, 4.50%, 11/1/16(a)	941,645

Total Convertible Preferred Stocks (Cost $2,425,585)		2,391,438

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.4%):
Household Durables (0.4%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)(d)	3,126,300

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)(d)	273,360

Total Private Placements (Cost $3,333,000)		3,399,660

Convertible Bonds (1.1%):
Biotechnology (0.2%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	206,146
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20(a)^	207,484
295,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	1,213,372

		1,627,002

Diversified Financial Services (0.1%):
600,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(e)	821,871

Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(e)	358,033
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	919,690

		1,277,723

Electrical Equipment (0.1%):
478,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(a)(d)(e)	475,013

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(c)(f)	2,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)	420,863

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Internet Software & Services, continued
$ 179,000	Twitter, Inc., 1.00%, 9/15/21(a)^	$149,913

		570,776

Oil, Gas & Consumable Fuels (0.2%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	466,830
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	461,264
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(e)	954,831

		1,882,925

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(e)	553,108
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(e)	553,803

		1,106,911

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39(a)^	391,294

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	670,437

Total Convertible Bonds (Cost $9,860,937)		8,825,952

Floating Rate Loans (0.9%):
Biotechnology (0.1%):
880,703	Grifols Worldwide Operations USA, 3.19%, 3/3/21(a)(d)	879,514

Capital Markets (0.0%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(a)(d)(g)	41,417
38,627	Sheridan Production Partners, 4.25%, 12/16/20(a)(d)(g)	15,451
744,179	Sheridan Production Partners, 4.25%, 12/16/20(a)(d)(g)	297,672

		354,540

Energy Equipment & Services (0.1%):
372,282	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(a)(d)	132,395
1,283,329	Seadrill, Ltd., 4.00%, 2/21/21(a)(d)	564,665

		697,060

Hotels, Restaurants & Leisure (0.3%):
1,460,648	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(d)	1,460,194

Independent Power and Renewable Electricity Producers (0.1%):
601,975	Calpine Corp., 3.50%, 6/15/22(a)(d)	593,415

Marine (0.0%):
472,016	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(a)(d)	215,065

Media (0.1%):
1,096,775	Univision Communications, Inc., 4.00%, 3/1/20(a)(d)	1,084,776

Metals & Mining (0.0%):
348,250	Novelis, Inc., 0.00%, 6/15/22(a)(d)	338,673

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Oil, Gas & Consumable Fuels (0.0%):
$ 405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(d)	$70,461

Pharmaceuticals (0.0%):
118,034	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(a)(d)	116,116
186,773	Mallinckrodt International Finance SA, 3.25%, 2/24/21(a)(d)	179,691

		295,807

Real Estate Management & Development (0.1%):
922,411	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(b)(d)(g)	1,049,422

Trading Companies & Distributors (0.1%):
583,538	Univar USA, Inc., 0.00%, 6/30/22(a)(d)	574,423

Total Floating Rate Loans (Cost $9,630,966)		7,613,350

Corporate Bonds (4.1%):
Automobiles (0.1%):
583,000	General Motors Financial Co., Inc., 3.50%, 7/10/19(a)	597,815
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(a)(e)	324,909

		922,724

Banks (0.8%):
391,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	392,610
320,000	Bank of America Corp., 1.69%, 3/22/18, MTN(a)(d)	320,560
381,000	Bank of America Corp., 2.60%, 1/15/19(a)	387,443
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	364,720
1,101,000	Citigroup, Inc., 1.80%, 2/5/18(a)	1,099,886
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(d)^	287,104
829,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100(a)(d)	801,021
319,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	348,574
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(a)(d)	1,594,751
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond(a)(d)	747,036
379,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	416,150

		6,759,855

Beverages (0.2%):
1,886,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100(a)	1,938,029

Biotechnology (0.1%):
823,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	837,873

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.3%):
$ 595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	$628,275
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(a)(d)^	647,105
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(a)(d)	672,343
509,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(d)	481,005

		2,428,728

Communications Equipment (0.1%):
534,000	Cisco Systems, Inc., 2.20%, 2/28/21(a)	544,624

Consumer Finance (0.4%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17(a)^	624,860
431,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	424,535
430,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100(a)(d)	385,925
773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	767,301
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	408,728
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18(a)	200,692
254,000	General Motors Financial Co., Inc., 2.40%, 4/10/18(a)	253,943
255,000	Hyundai Capital America, 2.00%, 3/19/18(a)(e)	256,802
198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	203,252

		3,526,038

Diversified Financial Services (0.2%):
188,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 1/15/23 @ 100(a)	191,991
538,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100(a)	548,677
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	626,650
88,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	101,330
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(d)	473,800

		1,942,448

Diversified Telecommunication Services (0.3%):
958,000	AT&T, Inc., 2.38%, 11/27/18(a)	978,631
1,583,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	1,606,016
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	122,650

		2,707,297

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.1%):
$ 861,000	Medtronic, Inc., 3.15%, 3/15/22(a)	$913,188

Health Care Providers & Services (0.1%):
422,000	McKesson Corp., 2.28%, 3/15/19(a)	427,078

Industrial Conglomerates (0.1%):
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100(a)(d)	731,300

Internet Software & Services (0.1%):
259,000	eBay, Inc., 2.20%, 8/1/19, Callable 7/1/19 @ 100(a)^	260,364
715,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100(a)	736,076

		996,440

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22(a)^	206,413
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(e)	206,000

		412,413

Metals & Mining (0.0%):
319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100(a)^	216,123

Oil, Gas & Consumable Fuels (0.0%):
239,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104(a)(e)	117,110
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100(a)	256,500

		373,610

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21(a)	396,726
169,000	Edgewell Personal Care Co., 4.70%, 5/24/22(a)	172,380

		569,106

Pharmaceuticals (0.2%):
491,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(e)	520,963
346,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(e)^	386,282
531,000	Mylan, Inc., 2.55%, 3/28/19(a)	531,562

		1,438,807

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	166,073

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(b)(e)	1,008,137

Semiconductors & Semiconductor Equipment (0.2%):
1,334,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	1,390,916

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.4%):
$ 1,390,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100(a)	$1,416,164
1,496,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)(e)	1,521,121

		2,937,285

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5(a)	445,500

Total Corporate Bonds (Cost $33,430,499)		33,633,592

Foreign Bonds (11.8%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(d)	1,447,374

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(e)	252,270

Sovereign Bonds (11.6%):
6,440,000	Australian Government, Series 124, 5.75%, 5/15/21+(a)	5,805,812
6,729,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.23%, 1/1/21+(a)(h)(i)	1,684,238
433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(a)(i)	335,517
4,083,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	4,790,159
5,717,000	Canadian Government, 0.25%, 5/1/18+(a)	4,376,019
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,422,702
3,768,000	Government of Poland, 5.75%, 10/25/21+(a)	1,197,467
423,160,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+(a)	1,868,977
9,446,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+(a)	737,608
437,050,000	Japan, Series 362, 0.10%, 3/15/18+(a)	3,907,506
660,000,000	Japan Treasury Discount Bill, Series 580, 0.04%, 4/11/16+(a)(h)	5,865,032
440,000,000	Japan Treasury Discount Bill, Series 582, 0.00%, 4/18/16+(a)(h)	3,910,068
260,000,000	Japan Treasury Discount Bill, Series 588, 0.00%, 5/16/16+(a)(h)	2,310,768
880,000,000	Japan Treasury Discount Bill, Series 590, 0.00%, 5/23/16+(a)(h)	7,821,177
870,000,000	Japan Treasury Discount Bill, Series 591, 0.00%, 5/30/16+(a)(h)	7,732,416
870,000,000	Japan Treasury Discount Bill, Series 592, 0.00%, 6/6/16+(a)(h)	7,732,493
880,000,000	Japan Treasury Discount Bill, Series 596, 0.00%, 6/20/16+(a)(h)	7,821,536
440,000,000	Japan Treasury Discount Bill, Series 593, 0.00%, 9/12/16+(a)(h)	3,911,253

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 128,111,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(d)(j)	$7,788,614
262,000,000	Mexican Cetes, Series BI, 0.00%, 4/14/16+(a)(j)	1,514,549
172,198,700	Mexican Cetes, Series BI, 0.00%, 4/28/16+(a)(j)	993,967
7,659,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,347,358
5,159,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,442,762
5,672,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+(a)	1,475,439
4,556,498	United Kingdom Treasury, 2.00%, 9/7/25+(a)	6,884,016

		95,677,453

Total Foreign Bonds (Cost $96,897,596)		97,377,097

Yankee Dollars (3.5%):
Banks (0.6%):
1,150,000	BNP Paribas SA, 2.40%, 12/12/18(a)^	1,168,845
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(a)(d)^	1,184,156
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100(a)(d)	304,078
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	890,016
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	201,633
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	256,092
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100(a)(d)(e)^	392,483
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	467,496
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	371,528

		5,236,327

Capital Markets (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	405,200
446,000	Deutsche Bank AG, 1.88%, 2/13/18(a)	443,161

		848,361

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	259,511
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	830,850
255,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20(a)(e)	261,232

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 222,000	Volkswagen International Finance NV, Registered Shares, 4.00%, 8/12/20(a)(e)	$231,407

		1,583,000

Diversified Telecommunication Services (0.2%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75(a)	360,680
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)(e)^	195,700
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(e)	586,300

		1,142,680

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(a)(e)	86,700
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/21/16 @ 100(a)(b)(e)	52,738

		139,438

Energy Equipment & Services (0.1%):
562,000	Petroleos Mexicanos, 5.75%, 3/1/18(a)	591,505
Financial Services (0.1%):
495,000	UBS Group AG, 4.13%, 9/24/25(a)	495,706

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(e)	406,090
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(e)	173,000

		579,090

Internet Software & Services (0.1%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)	682,798
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(a)^	315,650

		998,448

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(e)	205,000

Metals & Mining (0.1%):
306,000	First Quantum Minerals, Ltd., Registered Shares, 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(a)(e)	209,610
897,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)(e)	600,990

		810,600

Oil, Gas & Consumable Fuels (0.3%):
775,000	Petroleos Mexicanos, 3.50%, 7/23/20(a)^	759,500
494,000	YPF SA, 8.88%, 12/19/18(a)(e)^	512,772

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 1,481,000	YPF Sociedad Anonima, 8.50%, 7/28/25(a)(e)	$1,443,234

		2,715,506

Paper & Forest Products (0.2%):
1,287,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 5/6/16 @ 108(a)(c)	1,338,480

Pharmaceuticals (0.1%):
669,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100(a)	687,871

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24(a)(e)	321,530

Real Estate Management & Development (0.0%):
351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(a)(e)	351,527
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(e)	218,854

		570,381

Sovereign Bonds (1.4%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(a)(e)^	416,130
947,000	Federal Republic of Brazil, 6.00%, 1/17/17(a)	975,884
446,000	Provincia de Buenos Aires, 9.13%, 3/16/24(a)(e)	456,918
1,314,507	Republic of Argentina, 8.75%, 5/7/24(a)(h)	1,422,296
781,000	Republic of Colombia, 7.38%, 1/27/17(a)	815,364
2,612,000	Republic of Hungary, 6.38%, 3/29/21(a)	2,967,389
480,000	Republic of Indonesia, 6.88%, 1/17/18(a)(e)	520,702
650,000	Republic of Poland, 6.38%, 7/15/19(a)	738,972
1,228,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,321,733
862,000	United Mexican States, 5.63%, 1/15/17(a)	889,153

		10,524,541

Total Yankee Dollars (Cost $29,414,551)		28,788,464

U.S. Government Agency Mortgage (0.5%):
4,359,527	Federal National Mortgage Association, 3.00%, 4/25/46(a)	4,471,921

Total U.S. Government Agency Mortgage (Cost $4,446,973)		4,471,921

U.S. Treasury Obligations (19.1%):
U.S. Treasury Bills (5.9%)
4,492,000	0.27%, 4/14/16(a)(h)	4,491,834
3,700,000	0.09%, 5/5/16(a)(h)	3,699,682
5,500,000	0.09%, 5/12/16(a)(h)	5,499,395
27,000,000	0.13%, 5/19/16(a)(h)	26,995,274
8,000,000	0.18%, 6/9/16(a)(h)	7,997,208

		48,683,393

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (10.3%)
$ 2,281,000	0.88%, 1/31/17(k)	$2,286,080
51,399,400	1.13%, 2/28/21(a)	51,188,559
3,296,500	1.75%, 3/31/22(a)	3,355,349
4,236,100	1.88%, 8/31/22(a)	4,334,721
4,530,000	1.75%, 9/30/22(a)	4,599,545
4,220,000	1.88%, 10/31/22(a)	4,316,765
6,304,000	2.00%, 8/15/25(a)	6,425,157
8,258,300	1.63%, 2/15/26(a)	8,139,587

		84,645,763

U.S. Treasury Inflation Index Notes (2.9%)
5,035,900	0.38%, 7/15/25(a)	5,140,924
18,534,400	0.63%, 1/15/26(a)	19,319,644

		24,460,568

Total U.S. Treasury Obligations (Cost $155,921,647)		157,789,724

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $145,171)		174,223

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.20%, 8/20/25(a)(b)(c)(d)	632,890

Total Collateralized Mortgage Obligation (Cost $688,103)		632,890

Purchased Options (0.0%):
Total Purchased Options (Cost $4,222,585)		1,769,044

Exchange Traded Funds (2.2%):
4,667	ETFS Platinum Trust(k)	438,885
5,528	ETFS Physical Palladium Shares(k)	300,115
124,200	iShares Gold Trust(k)	1,475,496
132,448	SPDR Gold Trust(k)	15,575,885

Total Exchange Traded Fund (Cost $18,878,383)		17,790,381

Securities Held as Collateral for Securities on Loan (4.8%):
$39,862,577	AZL MVP BlackRock Global Allocation Fund Securities Lending Collateral Account(l)	39,862,577

Total Securities Held as Collateral for Securities on Loan (Cost $39,862,577)		39,862,577

Unaffiliated Investment Companies (1.5%):
4,446,478	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(h) (m)	4,446,478
7,903,362	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01%(h)	7,903,362

Total Unaffiliated Investment Company (Cost $12,349,840)		12,349,840

Total Investment Securities
(Cost $842,220,667)(n) - 102.1%		844,286,912
Net other assets (liabilities) - (2.1)%		(19,824,780)

Net Assets - 100.0%		$824,462,132

Percentages indicated are based on net assets as of March 31, 2016.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
TBA	-	TBA

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $38,284,606.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 1.77% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 1.67% of the net assets of the fund.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Defaulted bond.
(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.10% of the net assets of the Fund.
(h)	The rate represents the effective yield at March 31, 2016.
(i)	Principal amount is stated in 1,000 Brazilian Real Units.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(m)	All or a portion of these securities are held by the VIP Subsidiary.
(n)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Argentina	0.5%
Australia	1.1%
Belgium	0.1%
Bermuda	—	%NM
Brazil	0.3%
Canada	1.6%
Cayman Islands	0.3%
Chile	—	%NM
China	0.2%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	—	%NM
France	2.1%
Germany	0.9%
Guernsey	—	%NM
Hong Kong	0.8%
Hungary	0.6%
India	0.4%
Indonesia	0.2%
Ireland (Republic of)	0.7%
Israel	0.5%
Italy	1.5%
Japan	13.4%
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.4%
Luxembourg	0.2%
Malaysia	—	%NM
Mexico	1.8%
Netherlands	1.8%
Norway	0.1%
Poland	0.9%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.7%
Spain	0.5%
Sweden	0.1%
Switzerland	1.4%
Taiwan	0.2%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	4.5%
United States	61.2%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Securities Sold Short (0.1%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Canadian Natural Resources, Ltd.	$(305,457)	$(307,233)	$(1,776)
Gentex Corp.	(389,265)	(389,881)	(616)

	$(694,722)	$(697,114)	$(2,392)

Futures Contracts

Cash of $33,988,077 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index June Futures (Japanese Yen)(a)	Short	6/9/16	(10)	(1,197,458)	$2,900
MSCI Taiwan Index April Futures (U.S. Dollar)(a)	Short	4/28/16	(68)	(2,189,600)	(11,504)
DJ EURO STOXX 50 June Futures (Euro)(a)	Short	6/17/16	(29)	(967,030)	17,726
S&P 500 Index E-Mini June Futures (U.S. Dollar)(a)	Short	6/17/16	(71)	(7,282,825)	(154,357)
CAC 40 10 Euro April Futures (Euro)(a)	Short	4/15/16	(3)	(149,613)	2,454
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Long	6/17/16	271	24,720,575	857,724
ASX SPI 200 Index June Futures (Australian Dollar)(a)	Long	6/16/16	1	97,065	(2,060)
FTSE 100 Index June Futures (British Pounds)(a)	Long	6/17/16	1	87,783	502
Yen Denominated Nikkei 225 June Futures (Japanese Yen)(a)	Long	6/9/16	1	74,491	(1,454)
NASDAQ 100 E-Mini June Futures(a)	Long	6/17/16	7	626,675	16,592
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	Long	6/21/16	126	16,429,219	(11,203)

Total					$717,320

Option Contracts(a)

Over-the-counter options purchased as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Apple, Inc.	Citigroup Global Markets	Call	100.00 USD	9/16/16	14,409	$177,319
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	46.00 USD	5/20/16	59,789	660
Euro Stoxx 50 Index	Goldman Sachs	Call	3500.00 EUR	3/16/18	424	40,978
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	29,997
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	29,997
Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00 EUR	3/20/17	248	14,527
Euro Stoxx 50 Index	UBS Warburg	Call	3600.00 EUR	6/15/18	206	16,106
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	540	78,184
Euro Stoxx 50 Index	Bank of America	Call	3600.00 EUR	9/15/17	477	25,165
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	225	28,503
Euro Stoxx 50 Index	Barclays Bank	Call	3500.00 EUR	12/15/17	488	39,811
Gilead Sciences, Inc.	Deutsche Bank	Call	99.00 USD	5/20/16	8,091	7,939
Goldman Sachs Group, Inc.	Deutsche Bank	Call	220.00 USD	5/20/16	14,300	93
Johnson & Johnson	Goldman Sachs	Call	103.00 USD	4/15/16	20,556	110,685
KeyCorp	Deutsche Bank	Call	15.75 USD	5/20/16	79,719	384
MetLife, Inc.	UBS Warburg	Call	50.00 USD	1/20/17	12,874	15,571
MetLife, Inc.	UBS Warburg	Call	52.50 USD	1/20/17	11,800	8,604
Morgan Stanley	Deutsche Bank	Call	40.75 USD	5/20/16	59,789	16
Nikkei 225	Goldman Sachs	Call	21968.28 JPY	3/09/18	16,713	47,118
Prudential Financial, Inc.	Morgan Stanley	Call	87.50 USD	1/20/17	14,400	21,576
Qualcomm, Inc.	Deutsche Bank	Call	52.50 USD	5/19/17	25,613	109,055

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

SPDR Gold Shares(b)	JPMorgan Stanley Chase	Call	121.00 USD	6/17/16	21,772	$53,858
SPDR Gold Shares(b)	JPMorgan Stanley Chase	Call	120.00 USD	9/16/16	21,700	99,599
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	355.61 EUR	3/17/17	4,134	52,310
Stoxx Europe 600 Index	JPMorgan Stanley Chase	Call	345.00 EUR	6/17/16	3,022	16,775
Stoxx Europe 600 Index	JPMorgan Stanley Chase	Call	372.06 EUR	9/15/17	3,057	27,751
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	375.00 EUR	9/16/16	6,488	14,380
SunTrust Banks, Inc.	Deutsche Bank	Call	45.50 USD	5/20/16	59,800	923
Taiwan Stock Exchange	Citigroup Global Markets	Call	9000.77 TWD	9/22/16	6,700	24,873
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	9/20/17	6,476	56,140
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	12/20/17	6,603	66,321
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	63.50 USD	5/20/16	15,900	1,505
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1675.00 JPY	6/10/16	135,033	469
Wells Fargo & Co.	Deutsche Bank	Call	59.00 USD	5/20/16	59,789	194
Gentex Corp.	Morgan Stanley	Put	12.50 USD	9/16/16	68,310	13,687
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	40000.00 BRL	4/13/16	107	165

Total						$1,231,238

Over-the-counter options written as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Citigroup Global Markets	Call	175.00 USD	8/19/16	960	$(1,928)
Apple, Inc.	Citigroup Global Markets	Call	120.00 USD	9/16/16	14,409	(38,035)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	51.25 USD	5/20/16	59,789	(148)
General Electric Co.	Deutsche Bank	Call	32.50 USD	1/20/17	65,566	(89,175)
General Electric Co.	UBS Warburg	Call	31.00 USD	9/16/16	77,198	(139,986)
Gilead Sciences, Inc.	Deutsche Bank	Call	107.50 USD	5/20/16	8,091	(1,282)
Goldman Sachs Group, Inc.	Deutsche Bank	Call	245.00 USD	5/20/16	14,300	(18)
HSBC Holdings PLC	Morgan Stanley	Call	4.60 GBP	4/15/16	61,720	(999)
Johnson & Johnson	Barclays Bank	Call	110.00 USD	1/20/17	21,498	(95,313)
KeyCorp	Deutsche Bank	Call	17.90 USD	5/20/16	79,719	(109)
MetLife, Inc.	UBS Warburg	Call	55.00 USD	1/20/17	12,874	(5,490)
MetLife, Inc.	UBS Warburg	Call	57.50 USD	1/20/17	11,800	(2,904)
Morgan Stanley	Deutsche Bank	Call	46.00 USD	5/20/16	59,789	(1)
Mylan NV	Barclays Bank	Call	45.00 USD	7/15/16	5,141	(23,383)
Prudential Financial, Inc.	Morgan Stanley	Call	93.50 USD	1/20/17	14,400	(11,834)
Qualcomm, Inc.	Deutsche Bank	Call	70.00 USD	5/19/17	25,613	(14,745)
SunTrust Banks, Inc.	Deutsche Bank	Call	51.75 USD	5/20/16	59,800	(109)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	73.00 USD	5/20/16	15,900	(44)
Wells Fargo & Co.	Deutsche Bank	Call	66.00 USD	5/20/16	59,789	(18)
Whitewave Foods Co.	Nomura	Call	37.50 USD	4/15/16	42	(14,099)
Apple, Inc.	Citigroup Global Markets	Put	90.00 USD	9/16/16	14,409	(23,872)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(14,947)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(14,947)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00 EUR	6/16/17	540	$(74,786)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	225	(78,221)
Gentex Corp.	Morgan Stanley	Put	9.00 USD	9/16/16	59,755	(1,714)
Gilead Sciences, Inc.	Deutsche Bank	Put	90.00 USD	5/20/16	8,091	(22,199)
Johnson & Johnson	Barclays Bank	Put	97.50 USD	1/20/17	21,498	(70,162)
MetLife, Inc.	UBS Warburg	Put	45.00 USD	1/20/17	6,437	(31,463)
MetLife, Inc.	UBS Warburg	Put	46.00 USD	1/20/17	5,900	(32,138)
Nikkei 225	Goldman Sachs	Put	17974.04 JPY	3/09/18	16,713	(432,403)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50 USD	1/20/17	7,200	(79,784)
Qualcomm, Inc.	Deutsche Bank	Put	40.00 USD	5/19/17	25,613	(57,480)
Taiwan Stock Exchange	Citigroup Global Markets	Put	8100.70 TWD	9/21/16	6,700	(61,556)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	9/20/17	6,476	(212,538)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	12/20/17	6,603	(229,381)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	55.00 USD	5/20/16	15,900	(52,235)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1450.00 JPY	6/10/16	135,033	(136,971)

Total						$(2,066,417)

Exchange-traded options purchased as of March 31, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Chipotle Mexican Grill	Call	530.00 USD	6/17/16	1	$1,005
SPDR Gold Shares(b)	Call	117.00 USD	4/15/16	217	43,509
SPDR Gold Shares(b)	Call	117.00 USD	5/20/16	182	60,060
SPDR Gold Shares(b)	Call	118.00 USD	5/20/16	217	61,194
SPDR Gold Shares(b)	Call	120.00 USD	6/17/16	217	60,977
SPDR Gold Shares(b)	Call	121.00 USD	6/30/16	218	59,296
SPDR Gold Trust(b)	Call	125.00 USD	9/30/16	218	69,760

Total					$355,801

Exchange-traded options written as of March 31, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Chipotle Mexican Grill	Call	600.00 USD	6/17/16	1	$(190)
Kimberly-Clark Corp.	Call	125.00 USD	4/15/16	17	(16,745)
SPDR Gold Shares(b)	Call	130.00 USD	5/20/16	182	(7,189)
SPDR Gold Shares(b)	Call	133.00 USD	6/30/16	218	(14,388)
SPDR Gold Trust(b)	Call	145.00 USD	9/30/16	218	(16,459)
Whitewave Foods Co.	Call	37.50 USD	7/15/16	46	(22,770)
Chipotle Mexican Grill	Put	450.00 USD	6/17/16	2	(4,300)

Total					$(82,041)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Exchange-traded currency options purchased as of March 31, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
European Euro Call Currency Option (USD/EUR)	JPMorgan Stanley Chase	1.12 EUR	7/27/16	15,233	$64,122
European Euro Put Currency Option (USD/EUR)	Morgan Stanley	1.12 USD	7/27/16	174	27,450
European Euro Call Currency Option (USD/EUR)	Morgan Stanley	1.12 USD	7/27/16	174	58,824
European Euro Put Currency Option (USD/EUR)	JPMorgan Stanley Chase	1.12 EUR	7/27/16	15,233	31,609

Total					$182,005

Over-the-counter interest rate swaptions purchased as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	1.35 USD	6/10/16	1,742	$172,422
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.25 JPY	8/01/16	1,937,700	50
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07 JPY	4/04/18	1,006,980	1,751

Total						$174,223

Over-the-counter interest rate swaptions written as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	1.05 USD	6/13/16	1,742	$(51,683)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	1.65 USD	6/13/16	1,742	(11,766)

Total						$(63,449)

Forward Currency Contracts(a)

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase	4/14/16	2,698,000	$1,931,701	$2,066,413	$(134,712)
Australian Dollar	Morgan Stanley	4/28/16	654,000	486,726	500,578	(13,852)
Brazilian Real	Citibank	4/12/16	3,043,000	753,778	843,698	(89,920)
Brazilian Real	Morgan Stanley	4/12/16	6,278,000	1,563,130	1,740,629	(177,499)
Brazilian Real	Deutsche Bank	4/14/16	2,865,000	709,598	793,913	(84,315)
Brazilian Real	Goldman Sachs	4/18/16	5,235,000	1,300,460	1,449,078	(148,618)
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	358,000	411,806	(53,806)
Canadian Dollar	Citibank	4/8/16	2,031,245	1,507,000	1,564,203	(57,203)
Canadian Dollar	Morgan Stanley	6/10/16	2,698,000	2,037,072	2,077,790	(40,718)
Chilean Peso	Goldman Sachs	5/9/16	539,282,000	788,920	802,845	(13,925)
Chinese Renminbi	Goldman Sachs	5/17/16	25,350,558	3,815,000	3,912,234	(97,234)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	$1,933,796	$1,930,364	$3,432
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	757,551	(4,551)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	753,000	758,144	(5,144)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	751,604	(4,604)
European Euro	Morgan Stanley	4/7/16	738,000	806,988	839,793	(32,805)
Indonesian Rupiah	Credit Suisse First Boston	4/29/16	10,458,753,000	795,948	785,546	10,402
Japanese Yen	Citibank	4/11/16	660,000,000	5,602,288	5,867,157	(264,869)
Japanese Yen	BNP Paribas	4/18/16	440,000,000	3,747,232	3,912,310	(165,078)
Japanese Yen	Morgan Stanley	5/16/16	260,000,000	2,309,653	2,313,649	(3,996)
Japanese Yen	JPMorgan Chase	5/23/16	880,000,000	7,819,164	7,832,214	(13,050)
Japanese Yen	Credit Suisse First Boston	5/31/16	870,000,000	7,726,465	7,744,897	(18,432)
Japanese Yen	Deutsche Bank	6/6/16	870,000,000	7,682,798	7,746,706	(63,908)
Japanese Yen	Deutsche Bank	6/20/16	880,000,000	7,891,175	7,840,017	51,158
Japanese Yen	Credit Suisse First Boston	9/12/16	440,000,000	3,893,805	3,932,009	(38,204)
Korean Won	Goldman Sachs	4/8/16	922,296,500	758,000	806,589	(48,589)
Korean Won	Deutsche Bank	6/3/16	2,165,730,000	1,753,344	1,892,943	(139,599)
Korean Won	Morgan Stanley	6/7/16	2,232,934,000	1,840,077	1,951,671	(111,594)
Korean Won	Credit Suisse First Boston	8/10/16	1,769,212,000	1,460,770	1,545,902	(85,132)
Malaysian Ringgit	Credit Suisse First Boston	4/29/16	3,313,000	803,795	848,206	(44,411)
Mexican Peso	Deutsche Bank	4/1/16	11,909,000	636,668	689,426	(52,758)
Mexican Peso	Citibank	4/7/16	13,198,000	721,754	763,558	(41,804)
Mexican Peso	Credit Suisse First Boston	4/7/16	34,154,000	1,867,155	1,975,949	(108,794)
Mexican Peso	JPMorgan Chase	4/14/16	26,200,000	1,558,967	1,514,807	44,160
Mexican Peso	JPMorgan Chase	4/28/16	17,219,870	968,497	994,326	(25,829)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	1,889,000	2,043,595	(154,595)
Singapore Dollar	Deutsche Bank	4/8/16	1,100,000	770,092	816,325	(46,233)
Singapore Dollar	Morgan Stanley	4/22/16	1,120,000	811,894	831,164	(19,270)
Singapore Dollar	HSBC Bank	5/19/16	2,233,000	1,632,847	1,657,060	(24,213)
Taiwanese Dollar	Credit Suisse First Boston	5/12/16	12,832,000	391,100	398,995	(7,895)
Taiwanese Dollar	Deutsche Bank	5/12/16	26,133,000	794,969	812,573	(17,604)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,033,373	(90,373)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,050,053	(105,053)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,024,273	(81,273)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,018,122	(93,122)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	770,373	(33,373)

				$94,865,626	$97,614,431	$(2,748,805)

Long Contracts:
Australian Dollar	JPMorgan Chase	4/14/16	2,698,000	$2,063,317	$2,066,413	$3,096
Australian Dollar	Morgan Stanley	4/28/16	654,000	498,400	500,578	2,178
Australian Dollar	JPMorgan Chase	6/30/16	2,560,000	1,966,387	1,953,651	(12,736)
Brazilian Real	Citibank	4/12/16	3,043,000	835,966	843,698	7,732
Brazilian Real	Morgan Stanley	4/12/16	6,278,000	1,727,620	1,740,629	13,009
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	393,833	411,806	17,973
Canadian Dollar	Citibank	4/8/16	2,031,245	1,565,292	1,564,203	(1,089)
Canadian Dollar	Morgan Stanley	6/10/16	2,698,000	2,081,752	2,077,790	(3,962)
Canadian Dollar	JPMorgan Chase	6/16/16	2,539,000	1,973,173	1,955,352	(17,821)
Canadian Dollar	Deutsche Bank	6/30/16	2,539,000	1,973,971	1,955,381	(18,590)
Chilean Peso	Goldman Sachs	5/9/16	539,282,000	806,041	802,845	(3,196)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,930,364	17,294
European Euro	Deutsche Bank	4/7/16	738,000	814,641	839,793	25,152
European Euro	Deutsche Bank	4/8/16	1,156,000	1,273,981	1,315,487	41,506
European Euro	Credit Suisse First Boston	4/14/16	740,000	803,936	842,243	38,307
European Euro	Goldman Sachs	4/14/16	724,000	787,198	824,033	36,835
European Euro	Citibank	4/15/16	1,105,000	1,199,048	1,257,712	58,664
European Euro	JPMorgan Chase	4/15/16	2,447,000	2,663,584	2,785,177	121,593
European Euro	Deutsche Bank	4/21/16	2,769,000	3,010,111	3,152,237	142,126
European Euro	Credit Suisse First Boston	4/29/16	2,192,000	2,428,385	2,495,969	67,584
European Euro	Citibank	5/13/16	2,436,000	2,703,643	2,775,079	71,436
European Euro	Morgan Stanley	5/19/16	2,416,000	2,756,245	2,752,841	(3,404)
European Euro	Credit Suisse First Boston	6/30/16	1,379,000	1,574,363	1,573,393	(970)
European Euro	Credit Suisse First Boston	7/1/16	2,412,000	2,757,254	2,752,106	(5,148)
Indonesian Rupiah	Credit Suisse First Boston	4/29/16	10,458,753,000	796,554	785,546	(11,008)
Japanese Yen	Citibank	4/7/16	78,447,000	700,659	697,276	(3,383)
Japanese Yen	Morgan Stanley	5/19/16	220,307,940	1,965,000	1,960,593	(4,407)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	Credit Suisse First Boston	4/29/16	3,313,000	$856,803	$848,206	$(8,597)
Mexican Peso	Deutsche Bank	4/1/16	6,861,750	382,637	397,235	14,598
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	2,019,050	2,043,595	24,545
Singapore Dollar	Deutsche Bank	4/8/16	1,100,000	814,001	816,325	2,324
Singapore Dollar	Morgan Stanley	4/22/16	1,120,000	829,304	831,164	1,860
Singapore Dollar	HSBC Bank	5/19/16	2,233,000	1,663,129	1,657,060	(6,069)
Taiwanese Dollar	Credit Suisse First Boston	5/12/16	12,832,000	400,187	398,995	(1,192)
Taiwanese Dollar	Deutsche Bank	5/12/16	26,133,000	814,493	812,573	(1,920)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,033,373	40,446
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,439	2,049,445	37,006
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,024,273	39,018
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,316	2,018,122	35,806
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,743	770,373	1,630

				$60,554,708	$61,312,934	$758,226

At March 31, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen/European Euro	Deutsche Bank	210,900,268 JPY	1,699,000 EUR	$1,879,605	$1,820,818	$(58,787)
Japanese Yen/European Euro	Deutsche Bank	125,225,076 JPY	978,000 EUR	1,112,194	1,112,479	285
Japanese Yen/European Euro	HSBC Bank	86,604,196 JPY	668,000 EUR	764,503	774,966	10,463
Japanese Yen/European Euro	Morgan Stanley	209,222,906 JPY	1,643,000 EUR	1,874,356	1,864,572	(9,784)

				$5,630,658	$5,572,835	$(57,823)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(a)(c)

At March 31, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2016 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	4.31	1,878,428	5.00	—	(64,941)	64,941
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	4.40	2,198,000	5.00	—	(48,546)	48,546

						—	(113,487)	113,487

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Sell Protection(a)(c)

At March 31, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2016 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	0.88	4,802,000	1.00	—	37,146	(37,146)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	12/20/20	1.00	2,938,219	5.00	247,400	211,868	35,532

						247,400	249,014	(1,614)

Over-the-Counter Currency Swap Agreements

At March 31, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500	JPY	(98,418)	(98,418)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	2,631,000	JPY	(10,755)	(10,755)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	1,739,500	JPY	506	506

							(108,667)	(108,667)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.935	2/26/20	JPMorgan Chase	10,860,612	GBP	198	31,943	31,744
Pay	3-Month U.S. Dollar LIBOR BBA	1.952	9/11/22	JPMorgan Chase	4,110,000	USD	61	(156,030)	(156,090)
Pay	3-Month U.S. Dollar LIBOR BBA	1.640	10/19/22	JPMorgan Chase	4,120,000	USD	62	(96,432)	(96,494)
Pay	3-Month U.S. Dollar LIBOR BBA	1.825	11/3/22	JPMorgan Chase	4,140,000	USD	62	(146,671)	(146,733)

								(367,190)	(367,574)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Total Return Swaps at March 31, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040 EUR	$(12,320)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346 EUR	(11,696)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440 EUR	(8,640)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120 EUR	(29,680)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100 EUR	(14,960)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000 JPY	49,231
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000 JPY	40,309
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500 JPY	10,339
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300 JPY	14,082
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000 JPY	1,120
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000 JPY	2,239

					$40,024

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
200,510	AZL DFA Emerging Markets Core Equity Fund	$1,640,175
1,230,406	AZL DFA Five-Year Global Fixed Income Fund	12,464,010
257,113	AZL DFA International Core Equity Fund	2,285,733
1,187,241	AZL DFA U.S. Core Equity Fund	11,433,130
352,771	AZL DFA U.S. Small Cap Fund	3,298,411

Total Affiliated Investment Companies (Cost $31,031,624)		31,121,459

Unaffiliated Investment Company (0.4%):
142,950	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	142,950

Total Unaffiliated Investment Company (Cost $142,950)		142,950

Total Investment Securities (Cost $31,174,574)(b) - 95.1%		31,264,409
Net other assets (liabilities) - 4.9%		1,605,047

Net Assets - 100.0%		$32,869,456

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $1,627,899 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	5	$651,953	$1,094
S&P 500 Index E-Mini June Futures	Long	6/17/16	9	923,175	32,316

Total					$33,410

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (96.7%):
24,070,167	AZL Franklin Templeton Founding Strategy Plus Fund	$291,249,021

Total Affiliated Investment Company (Cost $315,025,797)		291,249,021

Unaffiliated Investment Companies (0.0%):
62,291	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	62,291
56,567	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	56,567

Total Unaffiliated Investment Companies (Cost $118,858)		118,858

Total Investment Securities (Cost $315,144,655)(b) - 96.7%		291,367,879
Net other assets (liabilities) - 3.3%		9,862,525

Net Assets - 100.0%		$301,230,404

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $9,942,470 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Short	6/17/16	(53)	$(5,436,475)	$(79,801)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	30	3,911,719	3,993

Total					$(75,808)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.3%):
1,160,015	AZL BlackRock Capital Appreciation Fund	$16,855,011
1,304,650	AZL Boston Company Research Growth Fund	17,521,444
1,295,336	AZL DFA International Core Equity Fund	11,515,538
1,237,281	AZL DFA U.S. Core Equity Fund	11,915,020
1,869,067	AZL DFA U.S. Small Cap Fund	17,475,781
1,001,640	AZL Federated Clover Small Value Fund	17,037,902
1,954,445	AZL Gateway Fund	23,179,715
1,597,381	AZL International Index Fund	22,395,281
2,160,107	AZL Invesco Growth and Income Fund	28,556,616
2,070,491	AZL Invesco International Equity Fund	34,597,908
2,495,042	AZL JPMorgan International Opportunities Fund	39,770,976
2,515,646	AZL JPMorgan U.S. Equity Fund	40,476,741
12,337,332	AZL MetWest Total Return Bond Fund	126,457,657
912,737	AZL MFS Investors Trust Fund	17,597,571
1,348,335	AZL MFS Mid Cap Value Fund	11,946,245
2,693,528	AZL MFS Value Fund	34,719,581
544,269	AZL Mid Cap Index Fund	11,908,603
1,606,125	AZL Morgan Stanley Global Real Estate Fund	17,667,373
873,849	AZL Multi-Manager Mid Cap Growth Fund	10,704,653
2,348,037	AZL NFJ International Value Fund	22,141,993
1,813,215	AZL Oppenheimer Discovery Fund	21,577,259
12,573,232	AZL Pyramis Total Bond Fund	127,869,773
1,330,406	AZL Russell 1000 Growth Index Fund	20,488,246
3,742,557	AZL Russell 1000 Value Index Fund	49,027,498
1,772,180	AZL Schroder Emerging Markets Equity Fund, Class 2	11,005,237
1,508,508	AZL Wells Fargo Large Cap Growth Fund	17,031,060
1,531,654	NFJ Dividend Value Portfolio	17,537,433
1,319,713	PIMCO PVIT Global Advantage Strategy Bond Portfolio	11,864,217
4,690,117	PIMCO PVIT High Yield Portfolio	34,566,163
6,686,315	PIMCO PVIT Low Duration Portfolio	68,601,596
3,725,182	PIMCO PVIT Real Return Portfolio	46,304,010
11,847,316	PIMCO PVIT Total Return Portfolio	127,121,700

Total Affiliated Investment Companies (Cost $969,138,312)		1,087,435,801

Unaffiliated Investment Company (1.0%):
11,079,250	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	11,079,250

Total Unaffiliated Investment Company (Cost $11,079,250)		11,079,250

Total Investment Securities
(Cost $980,217,562)(b) - 96.3%		1,098,515,051
Net other assets (liabilities) - 3.7%		42,388,350

Net Assets - 100.0%		$1,140,903,401

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $42,428,666 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	205	$26,730,078	$(40,232)
S&P 500 Index E-Mini June Futures	Long	6/17/16	260	26,669,500	930,412

Total					$890,180

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
192,626	AZL BlackRock Capital Appreciation Fund	$2,798,857
207,044	AZL Boston Company Research Growth Fund	2,780,601
288,426	AZL DFA U.S. Core Equity Fund	2,777,541
246,149	AZL Federated Clover Small Value Fund	4,186,990
344,300	AZL Gateway Fund	4,083,398
392,594	AZL International Index Fund	5,504,174
518,663	AZL Invesco Growth and Income Fund	6,856,726
331,073	AZL Invesco International Equity Fund	5,532,227
345,785	AZL JPMorgan International Opportunities Fund	5,511,819
428,260	AZL JPMorgan U.S. Equity Fund	6,890,700
3,713,145	AZL MetWest Total Return Bond Fund	38,059,740
143,530	AZL MFS Investors Trust Fund	2,767,256
314,271	AZL MFS Mid Cap Value Fund	2,784,445
638,581	AZL MFS Value Fund	8,231,305
127,561	AZL Mid Cap Index Fund	2,791,044
254,424	AZL Morgan Stanley Global Real Estate Fund	2,798,660
229,444	AZL Multi-Manager Mid Cap Growth Fund	2,810,695
473,078	AZL Oppenheimer Discovery Fund	5,629,630
3,746,095	AZL Pyramis Total Bond Fund	38,097,789
113,394	AZL Russell 1000 Growth Index Fund	1,746,264
654,853	AZL Russell 1000 Value Index Fund	8,578,581
246,367	AZL Wells Fargo Large Cap Growth Fund	2,781,480
359,665	NFJ Dividend Value Portfolio	4,118,162
301,239	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,708,138
1,850,511	PIMCO PVIT High Yield Portfolio	13,638,264
2,387,685	PIMCO PVIT Low Duration Portfolio	24,497,644
1,090,615	PIMCO PVIT Real Return Portfolio	13,556,344
3,543,817	PIMCO PVIT Total Return Portfolio	38,025,159

Total Affiliated Investment Companies (Cost $250,008,961)		260,543,633

Unaffiliated Investment Companies (1.2%):
606,042	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	606,042
2,761,679	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	2,761,679

Total Unaffiliated Investment Companies (Cost $3,367,721)		3,367,721

Total Investment Securities (Cost $253,376,682)(b) - 96.2%		263,911,354
Net other assets (liabilities) - 3.8%		10,292,326

Net Assets - 100.0%		$274,203,680

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $10,922,387 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	68	$8,866,563	$(10,316)
S&P 500 Index E-Mini June Futures	Long	6/17/16	46	4,718,450	165,287

Total					$154,971

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.6%):
1,200,701	AZL BlackRock Capital Appreciation Fund	$17,446,184
1,332,639	AZL Boston Company Research Growth Fund	17,897,345
2,013,021	AZL DFA International Core Equity Fund	17,895,759
1,862,500	AZL DFA U.S. Core Equity Fund	17,935,877
1,550,916	AZL DFA U.S. Small Cap Fund	14,501,066
853,284	AZL Federated Clover Small Value Fund	14,514,358
1,719,641	AZL Gateway Fund	20,394,942
2,505,072	AZL International Index Fund	35,121,103
1,610,662	AZL Invesco Growth and Income Fund	21,292,947
2,541,300	AZL Invesco International Equity Fund	42,465,119
3,529,146	AZL JPMorgan International Opportunities Fund	56,254,587
2,417,939	AZL JPMorgan U.S. Equity Fund	38,904,640
2,552,043	AZL MetWest Total Return Bond Fund	26,158,443
741,548	AZL MFS Investors Trust Fund	14,297,044
1,632,391	AZL MFS Mid Cap Value Fund	14,462,981
2,194,688	AZL MFS Value Fund	28,289,528
340,267	AZL Mid Cap Index Fund	7,445,033
1,961,913	AZL Morgan Stanley Global Real Estate Fund	21,581,048
1,132,286	AZL Multi-Manager Mid Cap Growth Fund	13,870,509
2,578,738	AZL NFJ International Value Fund	24,317,502
1,428,619	AZL Oppenheimer Discovery Fund	17,000,564
2,637,422	AZL Pyramis Total Bond Fund	26,822,586
937,143	AZL Russell 1000 Growth Index Fund	14,432,007
1,894,466	AZL Russell 1000 Value Index Fund	24,817,500
1,778,312	AZL Schroder Emerging Markets Equity Fund, Class 2	11,043,317
1,566,223	AZL Wells Fargo Large Cap Growth Fund	17,682,662
1,249,250	NFJ Dividend Value Portfolio	14,303,912
2,266,699	PIMCO PVIT Global Advantage Strategy Bond Portfolio	20,377,620
965,456	PIMCO PVIT High Yield Portfolio	7,115,413
660,389	PIMCO PVIT Low Duration Portfolio	6,775,596
1,101,260	PIMCO PVIT Real Return Portfolio	13,688,658
2,462,368	PIMCO PVIT Total Return Portfolio	26,421,212

Total Affiliated Investment Companies (Cost $559,811,056)		665,527,062

Unaffiliated Investment Company (0.2%):
1,713,526	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	1,713,526

Total Unaffiliated Investment Company (Cost $1,713,526)		1,713,526

Total Investment Securities (Cost $561,524,582)(b) - 96.8%		667,240,588
Net other assets (liabilities) - 3.2%		21,769,460

Net Assets - 100.0%		$689,010,048

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $22,119,845 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	36	$4,694,063	$(1,564)
S&P 500 Index E-Mini June Futures	Long	6/17/16	185	18,976,376	134,355

Total					$132,791

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.8%):
3,278,628	AZL BlackRock Capital Appreciation Fund	$47,638,468
3,682,226	AZL Boston Company Research Growth Fund	49,452,300
5,474,609	AZL DFA International Core Equity Fund	48,669,276
3,953,641	AZL DFA U.S. Core Equity Fund	38,073,562
5,314,111	AZL DFA U.S. Small Cap Fund	49,686,941
2,152,717	AZL Federated Clover Small Value Fund	36,617,711
5,198,366	AZL Gateway Fund	61,652,626
5,103,213	AZL International Index Fund	71,547,048
5,529,310	AZL Invesco Growth and Income Fund	73,097,482
7,327,714	AZL Invesco International Equity Fund	122,446,104
9,006,201	AZL JPMorgan International Opportunities Fund	143,558,842
6,107,826	AZL JPMorgan U.S. Equity Fund	98,274,924
17,188,694	AZL MetWest Total Return Bond Fund	176,184,112
2,579,377	AZL MFS Investors Trust Fund	49,730,394
4,307,871	AZL MFS Mid Cap Value Fund	38,167,735
6,686,513	AZL MFS Value Fund	86,189,151
1,185,986	AZL Mid Cap Index Fund	25,949,377
4,569,773	AZL Morgan Stanley Global Real Estate Fund	50,267,499
2,777,777	AZL Multi-Manager Mid Cap Growth Fund	34,027,771
6,970,557	AZL NFJ International Value Fund	65,732,350
3,820,606	AZL Oppenheimer Discovery Fund	45,465,206
17,595,571	AZL Pyramis Total Bond Fund	178,946,959
3,065,734	AZL Russell 1000 Growth Index Fund	47,212,297
7,275,891	AZL Russell 1000 Value Index Fund	95,314,168
3,645,070	AZL Schroder Emerging Markets Equity Fund, Class 2	22,635,886
4,266,126	AZL Wells Fargo Large Cap Growth Fund	48,164,557
4,349,912	NFJ Dividend Value Portfolio	49,806,489
8,238,922	PIMCO PVIT Global Advantage Strategy Bond Portfolio	74,067,912
6,688,598	PIMCO PVIT High Yield Portfolio	49,294,970
7,101,268	PIMCO PVIT Low Duration Portfolio	72,859,014
5,973,911	PIMCO PVIT Real Return Portfolio	74,255,717
16,497,934	PIMCO PVIT Total Return Portfolio	177,022,830

Total Affiliated Investment Companies (Cost $2,043,481,487)		2,302,009,678

Unaffiliated Investment Company (0.6%):
14,656,278	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	14,656,278

Total Unaffiliated Investment Company (Cost $14,656,278)		14,656,278

Total Investment Securities (Cost $2,058,137,765)(b) - 96.4%		2,316,665,956
Net other assets (liabilities) - 3.6%		86,987,725

Net Assets - 100.0%		$2,403,653,681

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $87,469,522 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	274	$35,727,031	$(23,261)
S&P 500 Index E-Mini June Futures	Long	6/17/16	646	66,263,451	1,460,902

Total					$1,437,641

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
30,705,535	AZL Enhanced Bond Index Fund	$340,217,329
19,433,815	AZL International Index Fund	272,462,084
7,302,980	AZL Mid Cap Index Fund	159,789,199
35,776,042	AZL S&P 500 Index Fund, Class 2	515,532,769
5,787,902	AZL Small Cap Stock Index Fund	79,988,804

Total Affiliated Investment Companies (Cost $1,283,407,974)		1,367,990,185

Unaffiliated Investment Company (0.9%):
13,349,732	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	13,349,732

Total Unaffiliated Investment Company (Cost $13,349,732)		13,349,732

Total Investment Securities (Cost $1,296,757,706)(b) - 95.9%		1,381,339,917
Net other assets (liabilities) - 4.1%		58,681,105

Net Assets - 100.0%		$1,440,021,022

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $58,740,889 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	138	$17,993,906	$11,317
S&P 500 Index E-Mini June Futures	Long	6/17/16	526	53,954,450	1,190,034

Total					$1,201,351

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.0%):
32,780,515	AZL Invesco Equity and Income Fund	$487,774,061

Total Affiliated Investment Company (Cost $486,093,974)		487,774,061

Unaffiliated Investment Companies (0.1%):
176,496	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	176,496
166,091	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	166,091

Total Unaffiliated Investment Companies (Cost $342,587)		342,587

Total Investment Securities (Cost $486,436,561)(b) - 95.1%		488,116,648
Net other assets (liabilities) - 4.9%		25,046,316

Net Assets - 100.0%		$513,162,964

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $25,062,486 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	77	$10,040,078	$6,670
S&P 500 Index E-Mini June Futures	Long	6/17/16	148	15,181,100	(59,874)

Total					$(53,204)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
42,366,189	AZL T. Rowe Price Capital Appreciation Fund	$692,687,183

Total Affiliated Investment Company (Cost $682,828,228)		692,687,183

Unaffiliated Investment Companies (1.0%):
701,419	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	701,419
6,349,545	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	6,349,545

Total Unaffiliated Investment Companies (Cost $7,050,964)		7,050,964

Total Investment Securities (Cost $689,879,192)(b) - 95.9%		699,738,147
Net other assets (liabilities) - 4.1%		30,132,011

Net Assets - 100.0%		$729,870,158

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $30,108,647 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	112	$14,603,750	$(9,541)
S&P 500 Index E-Mini June Futures	Long	6/17/16	212	21,745,900	543,701

Total					$534,160

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended March 31, 2016, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”); a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

As of March 31, 2016, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $783,265,584, representing 95.0% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2016 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended March 31, 2016, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended March 31, 2016, the Funds (except AZL Balanced Index Strategy Fund and AZL DFA Multi-Strategy Fund) may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2016, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The AZL MVP BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended March 31, 2016:

	Number of	Notional
Fund	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2015	3,440,218	$2,993,098	$6,078,719
Options purchased	1,339,312	34,281	2,652,436
Options exercised	(72,637)	—	(149,414)
Options expired	(180,108)	(43,882)	(1,401,006)
Options closed	(3,765,675)	(6,262)	(2,812,978)

Options outstanding at March 31, 2016	761,110	$2,977,235	$4,367,757

The AZL MVP BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended March 31, 2016:

	Number of Contracts	Notional Amount(a)	Premium Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options Written	(1,507,642)	(5,210)	(1,571,168)
Options exercised	60,624	—	103,730
Options expired	491,953	—	275,061
Options closed	3,697,934	6,262	1,941,700

Options outstanding at March 31, 2016	(1,006,463)	$(3,484)	$(2,501,731)

(a)	Includes swaptions and currency options, as applicable.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2016, the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 31, 2016 the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2016, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2016 is as follows:

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$217,300,256	$3,552,404	$(11,040,137)	$215,702,410	$—
AZL International Index Fund	53,818,168	1,707,274	—	54,132,201	—
AZL Mid Cap Index Fund	32,048,328	988,172	(93,754)	34,243,656	—
AZL S&P 500 Index Fund, Class 2	112,168,493	3,031,191	(1,799,759)	115,030,287	—
AZL Small Cap Stock Index Fund	16,961,754	597,629	—	18,039,683	—

	$432,296,999	$9,876,670	$(12,933,650)	$437,148,237	$—

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$60,421,230	$10,345	$(124,734)	$65,523,678	$—
AZL DFA Five-Year Global Fixed Income Fund	506,986,619	407,008	(42,975,385)	475,121,220	—
AZL DFA International Core Equity Fund	88,856,567	14,483	—	87,494,881	—
AZL DFA U.S. Core Equity Fund	477,504,072	1,473,888	(16,820,086)	468,659,542	—
AZL DFA U.S. Small Cap Fund	125,295,203	20,690	(681,739)	126,667,637	—

	$1,259,063,691	$1,926,414	$(60,601,944)	$1,223,466,958	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$121,830,641	$13,252,141	$(11,378,227)	$127,141,119	$—
AZL International Index Fund	31,706,193	4,637,774	(1,188,283)	34,396,384	—
AZL Mid Cap Index Fund	18,971,382	2,773,526	(1,195,657)	21,470,605	—
AZL S&P 500 Index Fund, Class 2	59,684,175	8,599,452	(4,698,205)	64,608,759	—
AZL Small Cap Stock Index Fund	10,102,837	1,598,938	(348,616)	11,739,541	—

	$242,295,228	$30,861,831	$(18,808,988)	$259,356,408	$—

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$1,306,652	$275,942	$(84,467)	$1,640,175	$—
AZL DFA Five-Year Global Fixed Income Fund	9,943,121	3,180,107	(905,181)	12,464,010	—
AZL DFA International Core Equity Fund	1,813,335	505,225	(28,631)	2,285,733	—
AZL DFA U.S. Core Equity Fund	9,063,066	2,679,928	(580,856)	11,433,130	—
AZL DFA U.S. Small Cap Fund	2,582,883	664,655	(41,412)	3,298,411	—

	$24,709,057	$7,305,857	$(1,640,547)	$31,121,459	$—

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$292,302,682	$648,850	$(2,586,971)	$291,249,021	$—

	$292,302,682	$648,850	$(2,586,971)	$291,249,021	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$17,804,205	$1,705	$—	$16,855,011	$—
AZL Boston Company Research Growth Fund	17,832,600	1,705	—	17,521,444	—
AZL DFA International Core Equity Fund	11,695,614	1,137	—	11,515,538	—
AZL DFA U.S. Core Equity Fund	11,839,464	1,137	(100,046)	11,915,020	—
AZL DFA U.S. Small Cap Fund	17,193,496	1,705	—	17,475,781	—
AZL Federated Clover Small Cap Value Fund	17,276,335	1,705	—	17,037,902	—
AZL Gateway Fund	23,748,181	2,274	(371,001)	23,179,715	—
AZL International Index Fund	23,031,702	2,274	—	22,395,281	—
AZL Invesco Growth and Income Fund	29,244,633	2,842	—	28,556,616	—
AZL Invesco International Equity Fund	35,302,480	3,410	(1,293,189)	34,597,908	—
AZL JPMorgan International Opportunities Fund	41,138,740	3,979	—	39,770,976	—
AZL JPMorgan U.S. Equity Fund	41,104,543	3,979	(102,737)	40,476,741	—
AZL MetWest Total Return Bond Fund	131,131,192	12,697	(7,723,859)	126,457,657	—
AZL MFS Investors Trust Fund	17,782,165	1,705	(21,979)	17,597,571	—
AZL MFS Mid Cap Value Fund	11,763,400	1,137	(270,471)	11,946,245	—
AZL MFS Value Fund	35,220,247	3,410	(1,239,434)	34,719,581	—
AZL Mid Cap Index Fund	11,691,526	1,137	(215,772)	11,908,603	—
AZL Morgan Stanley Global Real Estate Fund	17,842,604	1,705	(990,779)	17,667,373	—
AZL Multi-Manager Mid Cap Growth Fund	11,480,951	1,137	—	10,704,653	—
AZL NFJ International Value Fund	22,123,729	617,376	—	22,141,993	—
AZL Oppenheimer Discovery Fund	22,692,149	201,767	—	21,577,259	—
AZL Pyramis Total Bond Fund	131,393,263	12,697	(7,591,480)	127,869,773	—
AZL Russell 1000 Growth Index Fund	20,714,157	1,989	(333,704)	49,027,498	—
AZL Russell 1000 Value Index Fund	49,813,499	4,831	(1,501,341)	20,488,246	—
AZL Schroder Emerging Markets Equity Fund, Class 2	10,609,329	85,248	—	11,005,237	—
AZL Wells Fargo Large Cap Growth Fund	17,753,139	1,705	—	17,031,060	—
NFJ Dividend Value Portfolio	17,517,968	1,705	(373,407)	17,537,433	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,037,749	17,489	(487,989)	11,864,217	19,996
PIMCO PVIT High Yield Portfolio	35,523,393	309,024	(1,792,898)	34,566,163	432,875
PIMCO PVIT Low Duration Portfolio	70,809,315	125,689	(2,393,606)	68,601,596	206,791
PIMCO PVIT Real Return Portfolio	47,251,691	11,878	(2,861,535)	46,304,010	10,736
PIMCO PVIT Total Return Portfolio	130,913,717	443,696	(6,016,231)	127,121,700	629,713

	$1,113,277,176	$1,885,874	$(35,681,458)	$1,087,435,801	$1,300,111

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$2,667,296	$320,937	$(55,664)	$2,798,857	$—
AZL Boston Company Research Growth Fund	2,676,961	280,949	(143,493)	2,780,601	—
AZL DFA U.S. Core Equity Fund	2,642,702	297,464	(219,370)	2,777,541	—
AZL Federated Clover Small Cap Value Fund	3,989,301	531,690	(306,048)	4,186,990	—
AZL Gateway Fund	4,074,260	198,308	(154,108)	4,083,398	—
AZL International Index Fund	5,342,590	606,713	(311,774)	5,504,174	—
AZL Invesco Growth and Income Fund	6,665,181	908,548	(584,476)	6,856,726	—
AZL Invesco International Equity Fund	5,358,332	547,669	(486,884)	5,532,227	—
AZL JPMorgan International Opportunities Fund	5,342,377	657,877	(326,607)	5,511,819	—
AZL JPMorgan U.S. Equity Fund	6,680,672	792,301	(522,771)	6,890,700	—
AZL MetWest Total Return Bond Fund	37,397,862	3,184,721	(3,422,789)	38,059,740	—
AZL MFS Investors Trust Fund	2,670,812	255,310	(143,072)	2,767,256	—
AZL MFS Mid Cap Value Fund	2,645,872	300,454	(285,523)	2,784,445	—
AZL MFS Value Fund	7,999,665	858,150	(819,892)	8,231,305	—
AZL Mid Cap Index Fund	2,641,953	317,955	(290,320)	2,791,044	—
AZL Morgan Stanley Global Real Estate Fund	2,708,491	200,510	(247,826)	2,798,660	—
AZL Multi-Manager Mid Cap Growth Fund	2,718,779	437,950	(186,371)	2,810,695	—
AZL Oppenheimer Discovery Fund	5,306,190	992,278	(397,094)	5,629,630	—
AZL Pyramis Total Bond Fund	37,473,948	2,496,238	(3,071,960)	38,097,789	—
AZL Russell 1000 Growth Index Fund	1,667,655	167,649	(108,186)	1,746,264	—
AZL Russell 1000 Value Index Fund	8,350,464	961,371	(882,145)	8,578,581	—
AZL Wells Fargo Large Cap Growth Fund	2,655,401	326,958	(105,206)	2,781,480	—
NFJ Dividend Value Portfolio	4,012,969	392,730	(390,429)	4,118,162	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,701,480	40,197	(99,267)	2,708,138	4,475
PIMCO PVIT High Yield Portfolio	13,546,724	598,599	(705,233)	13,638,264	168,293
PIMCO PVIT Low Duration Portfolio	24,192,395	1,694,210	(1,411,682)	24,497,644	72,034
PIMCO PVIT Real Return Portfolio	13,498,545	302,949	(794,776)	13,556,344	3,072
PIMCO PVIT Total Return Portfolio	37,387,202	3,088,397	(2,986,653)	38,025,159	184,981

	$255,016,079	$21,759,082	$(19,459,619)	$260,543,633	$432,855

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$18,515,992	$—	$(77,627)	$17,446,184	$—
AZL Boston Company Research Growth Fund	18,501,975	—	(266,169)	17,897,345	—
AZL DFA International Core Equity Fund	18,489,761	—	(298,615)	17,895,759	—
AZL DFA U.S. Core Equity Fund	18,502,462	—	(783,840)	17,935,877	—
AZL DFA U.S. Small Cap Fund	14,631,047	—	(347,921)	14,501,066	—
AZL Federated Clover Small Cap Value Fund	14,720,605	—	(1,268)	14,514,358	—
AZL Gateway Fund	22,229,014	—	(1,593,700)	20,394,942	—
AZL International Index Fund	36,745,603	—	(583,112)	35,121,103	—
AZL Invesco Growth and Income Fund	22,169,452	—	(340,374)	21,292,947	—
AZL Invesco International Equity Fund	44,128,563	—	(2,249,926)	42,465,119	—
AZL JPMorgan International Opportunities Fund	58,689,142	—	(466,830)	56,254,587	—
AZL JPMorgan U.S. Equity Fund	40,488,768	—	(1,013,465)	38,904,640	—
AZL MetWest Total Return Bond Fund	29,321,306	—	(3,807,190)	26,158,443	—
AZL MFS Investors Trust Fund	14,835,745	—	(377,528)	14,297,044	—
AZL MFS Mid Cap Value Fund	14,862,838	—	(909,078)	14,462,981	—
AZL MFS Value Fund	29,488,953	—	(1,697,412)	28,289,528	—
AZL Mid Cap Index Fund	7,468,763	—	(281,616)	7,445,033	—
AZL Morgan Stanley Global Real Estate Fund	22,163,939	—	(1,509,859)	21,581,048	—
AZL Multi-Manager Mid Cap Growth Fund	14,886,012	—	(7,322)	13,870,509	—
AZL NFJ International Value Fund	25,042,068	—	(2,219)	24,317,502	—
AZL Oppenheimer Discovery Fund	18,059,719	—	(1,585)	17,000,564	—
AZL Pyramis Total Bond Fund	29,388,328	—	(3,413,229)	26,822,586	—
AZL Russell 1000 Growth Index Fund	14,825,828	—	(441,552)	14,432,007	—
AZL Russell 1000 Value Index Fund	25,872,103	—	(1,343,273)	24,817,500	—
AZL Schroder Emerging Markets Equity Fund, Class 2	10,789,905	—	(49,234)	11,043,317	—
AZL Wells Fargo Large Cap Growth Fund	18,436,313	—	(1,585)	17,682,662	—
NFJ Dividend Value Portfolio	14,848,094	—	(812,212)	14,303,912	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	22,075,908	27,909	(2,208,140)	20,377,620	33,793
PIMCO PVIT High Yield Portfolio	7,378,469	60,720	(421,999)	7,115,413	86,639
PIMCO PVIT Low Duration Portfolio	7,414,046	11,734	(655,155)	6,775,596	20,364
PIMCO PVIT Real Return Portfolio	14,752,643	2,131	(1,617,723)	13,688,658	3,114
PIMCO PVIT Total Return Portfolio	29,295,593	91,146	(3,334,199)	26,421,212	131,888

	$699,018,957	$193,640	$(30,914,957)	$665,527,062	$275,798

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$50,328,837	$—	$(1,600)	$47,638,468	$—
AZL Boston Company Research Growth Fund	50,337,874	—	(1,600)	49,452,300	—
AZL DFA International Core Equity Fund	49,437,510	—	(1,600)	48,669,276	—
AZL DFA U.S. Core Equity Fund	37,827,249	—	(309,681)	38,073,562	—
AZL DFA U.S. Small Cap Fund	48,891,631	—	(1,600)	49,686,941	—
AZL Federated Clover Small Cap Value Fund	37,135,743	—	(1,200)	36,617,711	—
AZL Gateway Fund	62,902,297	—	(711,766)	61,652,626	—
AZL International Index Fund	73,591,005	—	(2,400)	71,547,048	—
AZL Invesco Growth and Income Fund	74,869,579	—	(2,400)	73,097,482	—
AZL Invesco International Equity Fund	123,843,714	—	(3,435,586)	122,446,104	—
AZL JPMorgan International Opportunities Fund	148,517,692	—	(4,800)	143,558,842	—
AZL JPMorgan U.S. Equity Fund	99,561,222	—	(3,200)	98,274,924	—
AZL MetWest Total Return Bond Fund	184,042,489	—	(12,097,529)	176,184,112	—
AZL MFS Investors Trust Fund	50,196,448	—	(1,600)	49,730,394	—
AZL MFS Mid Cap Value Fund	37,659,270	—	(934,250)	38,167,735	—
AZL MFS Value Fund	87,233,557	—	(2,828,805)	86,189,151	—
AZL Mid Cap Index Fund	25,256,049	—	(239,857)	25,949,377	—
AZL Morgan Stanley Global Real Estate Fund	50,337,373	—	(2,353,287)	50,267,499	—
AZL Multi-Manager Mid Cap Growth Fund	36,501,500	—	(1,200)	34,027,771	—
AZL NFJ International Value Fund	67,686,831	—	(2,400)	65,732,350	—
AZL Oppenheimer Discovery Fund	48,294,451	—	(1,600)	45,465,206	—
AZL Pyramis Total Bond Fund	184,410,195	—	(11,115,127)	178,946,959	—
AZL Russell 1000 Growth Index Fund	47,138,571	—	(171,684)	47,212,297	—
AZL Russell 1000 Value Index Fund	96,605,035	—	(2,658,498)	95,314,168	—
AZL Schroder Emerging Markets Equity Fund, Class 2	22,017,103	—	(800)	22,635,886	—
AZL Wells Fargo Large Cap Growth Fund	50,214,179	—	(1,600)	48,164,557	—
NFJ Dividend Value Portfolio	49,908,535	—	(1,199,298)	49,806,489	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	75,491,591	101,361	(3,329,867)	74,067,912	123,327
PIMCO PVIT High Yield Portfolio	50,382,020	433,520	(2,261,101)	49,294,970	614,637
PIMCO PVIT Low Duration Portfolio	75,392,750	126,455	(2,723,694)	72,859,014	219,809
PIMCO PVIT Real Return Portfolio	75,381,720	11,577	(4,161,014)	74,255,717	16,960
PIMCO PVIT Total Return Portfolio	183,590,172	601,127	(9,647,724)	177,022,830	877,468

	$2,354,984,192	$1,274,040	$(60,208,368)	$2,302,009,678	$1,852,201

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$331,777,725	$4,438,287	$(5,166,848)	$340,217,329	$—
AZL International Index Fund	264,425,252	14,586,276	—	272,462,084	—
AZL Mid Cap Index Fund	152,345,889	1,950,678	(305,066)	159,789,199	—
AZL S&P 500 Index Fund, Class 2	497,220,720	11,814,355	(602,278)	515,532,769	—
AZL Small Cap Stock Index Fund	75,970,242	2,079,285	—	79,988,804	—

	$1,321,739,828	$34,868,881	$(6,074,192)	$1,367,990,185	$—

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$494,565,552	$3,786,579	$(5,415,570)	$487,774,061	$—

	$494,565,552	$3,786,579	$(5,415,570)	$487,774,061	$—

AZL MVP T. Rowe Price Capital Appreciation Fund
AZL T. Rowe Price Capital Appreciation Fund	$630,242,972	$50,204,257	$(1,962,164)	$692,687,183	$—

	$630,242,972	$50,204,257	$(1,962,164)	$692,687,183	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$437,148,237	$—	$—	$437,148,237

Total Investment Securities	$437,148,237	$—	$—	$437,148,237

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,223,466,958	$—	$—	$1,223,466,958

Total Investment Securities	$1,223,466,958	$—	$—	$1,223,466,958

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$259,356,408	$—	$—	$259,356,408
Unaffiliated Investment Company	3,784,032	—	—	3,784,032

Total Investment Securities	263,140,440	—	—	263,140,440

Other Financial Instruments:*
Futures Contracts	227,885	—	—	227,885

Total Investments	$263,368,325	$—	$—	$263,368,325

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

AZL MVP BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$—	$632,890	$—	$632,890
Common Stocks
Aerospace & Defense	3,791,211	5,154,931	—	8,946,142
Air Freight & Logistics	2,612,820	358,581	—	2,971,401
Airlines	3,672,224	2,083,622	—	5,755,846
Auto Components	1,917,442	7,511,967	—	9,429,409
Automobiles	1,459,647	9,681,272	—	11,140,919
Banks	17,788,884	9,778,276	—	27,567,160
Beverages	4,848,178	6,245,365	—	11,093,543
Biotechnology	7,514,040	—	—	7,514,040
Capital Markets	2,409,686	1,968,835	—	4,378,521
Chemicals	3,863,821	9,472,101	—	13,335,922
Commercial Services & Supplies	656,351	859,438	—	1,515,789
Communications Equipment	2,491,353	1,341,535	—	3,832,888
Consumer Finance	1,436,249	—	—	1,436,249
Containers & Packaging	1,565,308	—	—	1,565,308
Diversified Financial Services	5,308,749	—	269,681	5,578,430
Diversified Telecommunication Services	3,651,142	8,042,877	—	11,694,019
Electric Utilities	2,467,878	1,883,241	—	4,351,119
Electrical Equipment	1,379,717	2,927,740	—	4,307,457
Electronic Equipment, Instruments & Components	548,248	1,772,327	—	2,320,575
Energy Equipment & Services	2,029,554	2,229,301	—	4,258,855
Food & Staples Retailing	6,578,475	1,031,950	—	7,610,425
Food Products	3,439,008	5,875,248	—	9,314,256
Health Care Equipment & Supplies	2,169,092	635,000	—	2,804,092
Health Care Providers & Services	10,245,293	4,096,196	—	14,341,489
Health Care Technology	940,552	—	—	940,552
Hotels, Restaurants & Leisure	1,166,983	1,058,021	—	2,225,004
Household Durables	1,479,759	1,953,614	—	3,433,373
Household Products	5,174,825	—	—	5,174,825
Independent Power and Renewable Electricity Producers	1,195,774	243,091	—	1,438,865
Industrial Conglomerates	5,179,696	4,046,105	—	9,225,801
Insurance	9,777,754	5,811,289	—	15,589,043
Internet & Catalog Retail	152,488	4,068	—	156,556
Internet Software & Services	14,632,911	462,194	1,062,726	16,157,831
IT Services	6,640,749	371,059	—	7,011,808
Life Sciences Tools & Services	1,551,562	—	—	1,551,562
Machinery	2,883,481	2,359,151	—	5,242,632
Media	9,402,167	2,842,091	—	12,244,258
Metals & Mining	4,056,732	2,307,652	—	6,364,384
Multiline Retail	883,605	—	—	883,605
Multi-Utilities	1,792,257	1,774,784	—	3,567,041
Oil, Gas & Consumable Fuels	24,103,174	4,948,956	—	29,052,130
Personal Products	1,958,248	2,161,182	—	4,119,430
Pharmaceuticals	17,464,667	12,153,351	—	29,618,018
Real Estate Investment Trusts (REITs)	4,854,389	1,109,792	—	5,964,181
Real Estate Management & Development	2,327,902	9,225,272	—	11,553,174
Road & Rail	2,573,833	2,344,949	—	4,918,782
Semiconductors & Semiconductor Equipment	5,062,963	2,629,235	—	7,692,198
Software	7,807,498	1,875,730	3,342,456	13,025,684
Specialty Retail	2,352,856	1,114,294	—	3,467,150
Technology Hardware, Storage & Peripherals	11,405,785	573,671	—	11,979,456
Textiles, Apparel & Luxury Goods	704,421	530,082	—	1,234,503
Tobacco	1,593,193	498,954	—	2,092,147
Trading Companies & Distributors	1,783,531	1,879,750	—	3,663,281
Water Utilities	1,073,792	—	—	1,073,792
Wireless Telecommunication Services	2,199,130	2,810,774	—	5,009,904
All Other Common Stocks+	—	7,458,136	—	7,458,136
Convertible Bonds+	—	8,825,952	—	8,825,952
Convertible Preferred Stocks
Banks	—	327,760	—	327,760
Internet Software & Services	—	—	1,122,033	1,122,033
Real Estate Investment Trusts (REITs)	941,645	—	—	941,645

Corporate Bonds
Diversified Financial Services	—	1,315,798	626,650	1,942,448
Other Corporate Bonds+	—	31,691,144	—	31,691,144
Floating Rate Loans+	—	7,613,350	—	7,613,350
Foreign Bonds+	—	97,377,097	—	97,377,097
Preferred Stocks
Automobiles	—	1,161,414	—	1,161,414
Banks	3,393,475	426,240	—	3,819,715
Health Care Providers & Services	—	1,106,416	366,505	1,472,921
Internet Software & Services	—	—	1,574,774	1,574,774
Real Estate Investment Trusts (REITs)	828,662	354,902	—	1,183,564
Real Estate Management & Development	—	256,464	—	256,464
Technology Hardware, Storage & Peripherals	—	2,306,187	—	2,306,187
Other Preferred Stocks+	5,362,832	—	—	5,362,832
Private Placements+	—	—	3,399,660	3,399,660
U.S. Government Agency Mortgage	—	4,471,921	—	4,471,921
U.S. Treasury Obligations	—	157,789,724	—	157,789,724
Warrant	—	85,928	—	85,928
Yankee Dollars+	—	28,788,464	—	28,788,464
Exchange Traded Fund	17,790,381	—	—	17,790,381
Securities Held as Collateral for Securities on Loan	—	39,862,577	—	39,862,577
Unaffiliated Investment Company	12,349,840	—	—	12,349,840
Purchased Options	355,801	1,413,243	—	1,769,044
Purchased Swaption	—	174,223	—	174,223

Total Investment Securities	289,043,683	543,478,744	11,764,485	844,286,912

Securities Sold Short	(697,114)	—	—	(697,114)
Other Financial Instruments:*
Futures Contracts	717,320	—	—	717,320
Written Options	23,565	224,320	—	247,885
Written Swaptions	—	41,942	—	41,942
Forward Currency Contracts	—	(2,048,402)	—	(2,048,402)
Credit Default Swaps	—	111,873	—	111,873
Currency Swaps	—	(108,667)	—	(108,667)
Interest Rate Swaps	—	(367,574)	—	(367,574)
Total Return Swaps	—	40,024	—	40,024

Total Investments	$289,087,454	$541,372,260	$11,764,485	$842,224,199

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$31,121,459	$—	$—	$31,121,459
Unaffiliated Investment Company	142,950	—	—	142,950

Total Investment Securities	31,264,409	—	—	31,264,409

Other Financial Instruments:*
Futures Contracts	33,410	—	—	33,410

Total Investments	$31,297,819	$—	$—	$31,297,819

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$291,249,021	$—	$—	$291,249,021
Unaffiliated Investment Company	118,858	—	—	118,858

Total Investment Securities	291,367,879	—	—	291,367,879

Other Financial Instruments:*
Futures Contracts	(75,808)	—	—	(75,808)

Total Investments	$291,292,071	$—	$—	$291,292,071

AZL MVP Fusion Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,087,435,801	$—	$—	$1,087,435,801
Unaffiliated Investment Company	11,079,250	—	—	11,079,250

Total Investment Securities	1,098,515,051	—	—	1,098,515,051

Other Financial Instruments:*
Futures Contracts	890,180	—	—	890,180

Total Investments	$1,099,405,231	$—	$—	$1,099,405,231

AZL MVP Fusion Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$260,543,633	$—	$—	$260,543,633
Unaffiliated Investment Company	3,367,721	—	—	3,367,721

Total Investment Securities	263,911,354	—	—	263,911,354

Other Financial Instruments:*
Futures Contracts	154,971	—	—	154,971

Total Investments	$264,066,325	$—	$—	$264,066,325

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

AZL MVP Fusion Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$665,527,062	$—	$—	$665,527,062
Unaffiliated Investment Company	1,713,526	—	—	1,713,526

Total Investment Securities	667,240,588	—	—	667,240,588

Other Financial Instruments:*
Futures Contracts	132,791	—	—	132,791

Total Investments	$667,373,379	$—	$—	$667,373,379

AZL MVP Fusion Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,302,009,678	$—	$—	$2,302,009,678
Unaffiliated Investment Company	14,656,278	—	—	14,656,278

Total Investment Securities	2,316,665,956	—	—	2,316,665,956

Other Financial Instruments:*
Futures Contracts	1,437,641	—	—	1,437,641

Total Investments	$2,318,103,597	$—	$—	$2,318,103,597

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,367,990,185	$—	$—	$1,367,990,185
Unaffiliated Investment Company	13,349,732	—	—	13,349,732

Total Investment Securities	1,381,339,917	—	—	1,381,339,917

Other Financial Instruments:*
Futures Contracts	1,201,351	—	—	1,201,351

Total Investments	$1,382,541,268	$—	$—	$1,382,541,268

AZL MVP Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$487,774,061	$—	$—	$487,774,061
Unaffiliated Investment Company	342,587	—	—	342,587

Total Investment Securities	488,116,648	—	—	488,116,648

Other Financial Instruments:*
Futures Contracts	(53,204)	—	—	(53,204)

Total Investments	$488,063,444	$—	$—	$488,063,444

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

AZL MVP T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$692,687,183	$—	$—	$692,687,183
Unaffiliated Investment Company	7,050,964	—	—	7,050,964

Total Investment Securities	699,738,147	—	—	699,738,147

Other Financial Instruments:*
Futures Contracts	534,160	—	—	534,160

Total Investments	$700,272,307	$—	$—	$700,272,307

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
^	Represents the interest in securities that were determined to have a value of zero at March 31, 2016.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended March 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of March 31, 2016.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2016 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	3,065,000	3,065,000	3,126,300	0.38%
Delta Topco, Ltd.	5/2/12	379,997	615,711	269,681	0.03%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	626,650	0.08%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,122,033	0.14%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,009,635	0.12%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	366,505	0.04%
Logistics UK, Series 2015-1A, Class F, 4.20%, 8/20/25	8/3/15	440,732	459,000	632,890	0.08%
Lookout, Inc.	3/4/15	63,364	5,547	53,091	0.01%
Lookout, Inc., Series F	9/19/14	730,222	63,925	611,833	0.07%
Palantir Technologies, Inc., 0.00% Series I	3/27/14	712,042	116,157	962,942	0.12%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	273,360	0.03%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 5/6/16 @ 108.00	6/6/12	1,333,318	1,287,000	1,338,480	0.16%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,342,456	0.41%

(a)	Acquisition date represents the initial purchase date of the security.

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2016 (Unaudited)

7. Federal Tax Cost Information

At March 31, 2016, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$356,436,710	$81,984,869	$(1,273,342)	$80,711,527
AZL DFA Multi-Strategy Fund	1,268,436,511	6,110,979	(51,080,532)	(44,969,553)
AZL MVP Balanced Index Strategy Fund	249,240,711	16,476,904	(2,577,175)	13,899,729
AZL MVP BlackRock Global Allocation Fund	849,614,742	46,404,056	(51,731,886)	(5,327,830)
AZL MVP DFA Multi-Strategy Fund	31,318,125	287,806	(341,522)	(53,716)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	316,255,449	—	(24,887,570)	(24,887,570)
AZL MVP Fusion Balanced Fund	994,481,188	131,314,698	(27,280,835)	104,033,863
AZL MVP Fusion Conservative Fund	256,487,329	14,425,184	(7,001,159)	7,424,025
AZL MVP Fusion Growth Fund	595,673,147	119,903,975	(48,336,534)	71,567,441
AZL MVP Fusion Moderate Fund	2,096,474,362	301,957,743	(81,766,149)	220,191,594
AZL MVP Growth Index Strategy Fund	1,297,555,979	102,412,946	(18,629,008)	83,783,938
AZL MVP Invesco Equity and Income Fund	487,570,046	1,680,087	(1,133,485)	546,602
AZL MVP T. Rowe Price Capital Appreciation Fund	690,243,072	9,858,955	(363,880)	9,495,075

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 26, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Principal Financial Officer

Date May 26, 2016